Schedule of Investments (unaudited)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.7%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)(b)	$4,297	$4,264,773
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/08/22)(a)(b)	1,345	1,381,988
Clear Channel Outdoor Holdings Inc.
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	5,778	5,987,452
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	5,449	5,653,337
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	3,100	2,883,000
3.75%, 02/15/28 (Call 02/15/23)(b)	3,117	3,042,021
4.00%, 02/15/30 (Call 02/15/25)	3,036	2,914,560
4.88%, 01/15/29 (Call 01/15/24)	2,028	2,060,184
Midas OpCo Holdings LLC, 5.63%, 08/15/29
(Call 08/15/24)(a)	5,800	5,701,400
National CineMedia LLC, 5.88%, 04/15/28
(Call 04/15/23)(a)(b)	1,776	1,507,380
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)	2,754	2,591,941
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	2,892	2,769,090
5.00%, 08/15/27 (Call 08/15/22)(a)	3,622	3,593,712
6.25%, 06/15/25 (Call 06/15/22)(a)	1,735	1,800,063
Summer BC Bidco B LLC, 5.50%, 10/31/26
(Call 07/15/23)(a)(b)	2,230	2,183,170
Terrier Media Buyer Inc., 8.88%, 12/15/27
(Call 12/15/22)(a)(b)	5,550	5,858,025
		54,192,096
Aerospace & Defense — 2.2%
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)	4,915	4,758,310
7.13%, 06/15/26 (Call 06/15/23)(a)	7,075	7,189,969
7.45%, 05/01/34(a)(b)	983	1,145,195
7.50%, 12/01/24 (Call 02/28/22)(a)(b)	5,660	5,858,666
7.50%, 03/15/25 (Call 02/28/22)(a)(b)	8,231	8,333,887
7.88%, 04/15/27 (Call 04/15/22)(a)(b)	11,357	11,510,092
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(a)	2,009	1,981,376
4.13%, 04/15/29 (Call 04/15/24)(a)(b)	2,140	2,107,900
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)(b)	1,776	1,849,216
4.95%, 08/15/25 (Call 05/15/25)	1,420	1,514,095
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	3,420	3,239,150
5.13%, 10/01/24 (Call 07/01/24)	5,802	6,063,090
5.90%, 02/01/27	3,191	3,438,719
5.95%, 02/01/37(b)	3,024	3,394,440
6.75%, 01/15/28	1,789	2,026,043
6.88%, 05/01/25 (Call 04/01/25)(b)	4,909	5,430,581
Kratos Defense & Security Solutions Inc., 6.50%, 11/30/25 (Call 02/28/22)(a)(b)	1,620	1,668,600
Maxar Space Robotics LLC., 9.75%, 12/31/23
(Call 02/28/22)(a)	2,597	2,789,438
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(a)(b)	2,397	2,405,509
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	5,486	5,386,210
5.75%, 10/15/27 (Call 07/15/27)(a)	5,675	5,954,437
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)(b)	625	628,125
Security	Par (000)	Value

Aerospace & Defense (continued)
3.95%, 06/15/23 (Call 05/15/23)	$1,441	$1,437,398
4.60%, 06/15/28 (Call 03/15/28)(b)	3,850	3,717,290
5.50%, 01/15/25 (Call 10/15/22)(a)	2,866	2,937,650
7.50%, 04/15/25 (Call 04/15/22)(a)(b)	6,941	7,199,136
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	6,629	6,295,296
4.88%, 05/01/29 (Call 05/01/24)	3,835	3,682,003
5.50%, 11/15/27 (Call 11/15/22)	14,195	14,265,975
6.25%, 03/15/26 (Call 03/15/22)(a)	21,801	22,509,532
6.38%, 06/15/26 (Call 02/28/22)	5,128	5,217,740
7.50%, 03/15/27 (Call 03/15/22)(b)	3,112	3,229,291
8.00%, 12/15/25 (Call 04/08/22)(a)	5,915	6,179,815
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 02/28/22)	2,417	2,505,607
Triumph Group Inc.
6.25%, 09/15/24 (Call 02/28/22)(a)(b)	2,570	2,561,005
7.75%, 08/15/25 (Call 02/28/22)(b)	3,224	3,191,760
8.88%, 06/01/24 (Call 02/01/23)(a)	2,760	2,946,300
		176,548,846
Agriculture — 0.1%
Darling Ingredients Inc., 5.25%, 04/15/27
(Call 04/15/22)(a)(b)	2,618	2,670,360
Turning Point Brands Inc., 5.63%, 02/15/26
(Call 02/15/23)(a)(b)	1,656	1,647,720
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	4,674	4,319,618
10.50%, 11/01/26 (Call 02/28/22)(a)	3,103	3,181,816
		11,819,514
Airlines — 1.4%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	6,780	6,613,144
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	2,854	2,640,892
American Airlines Inc., 11.75%, 07/15/25(a)	13,328	16,132,611
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	18,770	19,215,787
5.75%, 04/20/29(a)	15,920	16,298,100
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	4,468	4,410,810
3.75%, 10/28/29 (Call 07/28/29)(b)	2,668	2,589,907
3.80%, 04/19/23 (Call 03/19/23)(b)	2,258	2,279,577
4.38%, 04/19/28 (Call 01/19/28)(b)	2,677	2,729,014
7.38%, 01/15/26 (Call 12/15/25)(b)	5,892	6,709,373
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)	6,765	6,918,430
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 09/20/25 (Call 09/20/23)(a)(b)	3,300	3,575,384
United Airlines Holdings Inc.
4.88%, 01/15/25(b)	2,019	2,031,114
5.00%, 02/01/24(b)	1,401	1,422,379
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	11,100	11,017,860
4.63%, 04/15/29 (Call 10/15/28)(a)	10,600	10,488,382
		115,072,764
Apparel — 0.4%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(a)(b)	1,790	1,597,575
4.25%, 03/15/29 (Call 03/15/24)(a)(b)	2,275	2,093,683
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	4,268	4,347,918

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
4.88%, 05/15/26 (Call 02/15/26)(a)	$5,682	$5,887,972
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(a)	2,155	2,066,106
Levi Strauss & Co., 3.50%, 03/01/31
(Call 03/01/26)(a)(b)	2,340	2,259,176
Michael Kors USA Inc., 4.50%, 11/01/24
(Call 09/01/24)(a)	2,549	2,615,911
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	2,833	2,786,256
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(a)	2,388	2,465,610
5.63%, 03/15/27 (Call 03/15/22)(a)(b)	2,645	2,707,819
Wolverine World Wide Inc., 4.00%, 08/15/29
(Call 08/15/24)(a)(b)	2,950	2,833,844
		31,661,870
Auto Manufacturers — 2.4%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)	5,365	4,984,836
4.75%, 10/01/27 (Call 10/01/22)(a)(b)	1,498	1,520,470
5.88%, 06/01/29 (Call 06/01/24)(a)	2,742	2,888,478
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	6,740	7,205,734
Ford Holdings LLC, 9.30%, 03/01/30	704	946,000
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)(b)	10,250	9,751,235
4.35%, 12/08/26 (Call 09/08/26)(b)	5,628	5,838,093
4.75%, 01/15/43	8,043	8,220,268
5.29%, 12/08/46 (Call 06/08/46)	4,968	5,452,380
6.38%, 02/01/29	447	502,991
6.63%, 10/01/28	2,007	2,324,999
7.40%, 11/01/46	1,480	1,957,300
7.45%, 07/16/31(b)	5,340	6,771,280
9.63%, 04/22/30 (Call 01/22/30)(b)	2,525	3,547,625
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	5,100	5,003,508
2.70%, 08/10/26 (Call 07/10/26)	6,910	6,694,062
2.90%, 02/16/28 (Call 12/16/27)	3,462	3,294,439
2.90%, 02/10/29 (Call 12/10/28)	4,250	4,027,725
3.10%, 05/04/23	3,486	3,517,479
3.37%, 11/17/23	3,720	3,728,575
3.38%, 11/13/25 (Call 10/13/25)	7,810	7,818,747
3.63%, 06/17/31 (Call 03/17/31)	3,750	3,693,750
3.66%, 09/08/24	2,515	2,540,150
3.81%, 01/09/24 (Call 11/09/23)	2,850	2,882,063
3.82%, 11/02/27 (Call 08/02/27)	2,641	2,636,378
4.00%, 11/13/30 (Call 08/13/30)	6,035	6,066,503
4.06%, 11/01/24 (Call 10/01/24)	6,030	6,143,153
4.13%, 08/04/25	6,151	6,291,550
4.13%, 08/17/27 (Call 06/17/27)	4,640	4,750,200
4.14%, 02/15/23 (Call 01/15/23)(b)	2,764	2,795,095
4.27%, 01/09/27 (Call 11/09/26)	3,297	3,400,855
4.38%, 08/06/23	3,668	3,744,661
4.39%, 01/08/26	4,364	4,494,920
4.54%, 08/01/26 (Call 06/01/26)	2,725	2,834,000
4.69%, 06/09/25 (Call 04/09/25)	2,307	2,399,182
5.11%, 05/03/29 (Call 02/03/29)	8,035	8,599,860
5.13%, 06/16/25 (Call 05/16/25)	7,295	7,668,869
5.58%, 03/18/24 (Call 02/18/24)	5,375	5,616,875
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	2,871	2,710,224
5.50%, 07/15/29 (Call 07/15/24)(a)(b)	2,825	2,726,521
5.63%, 02/01/23 (Call 02/28/22)(a)(b)	1,555	1,556,944
Security	Par (000)	Value

Auto Manufacturers (continued)
5.88%, 01/15/28 (Call 01/15/24)(a)	$3,620	$3,584,524
7.75%, 10/15/25 (Call 10/15/22)(a)(b)	3,465	3,636,102
JB Poindexter & Co. Inc., 7.13%, 04/15/26
(Call 02/28/22)(a)	2,310	2,401,984
Mclaren Finance PLC, 7.50%, 08/01/26
(Call 08/01/23)(a)	3,220	3,284,400
PM General Purchaser LLC, 9.50%, 10/01/28
(Call 10/01/23)(a)	3,187	3,160,038
Wabash National Corp., 4.50%, 10/15/28
(Call 10/15/24)(a)	1,800	1,744,704
		197,359,729
Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd., 4.88%, 08/15/26
(Call 02/28/22)(a)(b)	4,417	4,447,919
Adient U.S. LLC, 9.00%, 04/15/25 (Call 04/15/22)(a)(b)	3,044	3,225,727
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	3,450	3,190,698
6.25%, 03/15/26 (Call 02/08/22)(b)	1,639	1,669,731
6.50%, 04/01/27 (Call 04/01/22)(b)	2,615	2,693,450
6.88%, 07/01/28 (Call 07/01/23)(b)	1,847	1,941,659
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)(b)	2,444	2,535,650
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/15/22)(a)(b)	4,604	4,759,385
8.50%, 05/15/27 (Call 05/15/22)(a)(b)	10,321	10,791,431
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 02/14/22)(a)(b)	2,404	1,795,932
13.00%, 06/01/24 (Call 06/01/22)(a)	1,118	1,193,465
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 02/28/22)(a)	1,887	1,924,740
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	2,180	2,111,875
4.50%, 02/15/32 (Call 02/15/27)	2,020	1,929,100
5.38%, 11/15/27 (Call 11/15/22)	1,774	1,833,873
5.63%, 06/15/28 (Call 06/15/23)(b)	1,683	1,750,320
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(a)(b)	2,616	2,674,860
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29 (Call 10/15/24)(a)(b)	3,530	3,410,862
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	3,494	3,541,518
5.00%, 05/31/26 (Call 02/28/22)	4,500	4,578,750
5.00%, 07/15/29 (Call 04/15/29)(a)	4,160	4,162,080
5.25%, 04/30/31 (Call 01/30/31)	3,198	3,225,983
5.25%, 07/15/31 (Call 04/15/31)(a)(b)	3,465	3,488,874
5.63%, 04/30/33 (Call 01/30/33)	2,415	2,461,344
9.50%, 05/31/25 (Call 05/31/22)	4,197	4,469,805
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 02/08/22), (5.50% PIK)(a)(c)	3,161	3,200,513
6.00%, 05/15/27 (Call 05/15/22), (6.75% PIK)(a)(b)(c)	2,621	2,698,844
6.38%, 05/15/29 (Call 05/15/24), (7.13% PIK)(a)(b)(c)	1,392	1,461,405
Meritor Inc.
4.50%, 12/15/28 (Call 12/15/23)(a)(b)	1,105	1,075,718
6.25%, 06/01/25 (Call 06/01/22)(a)(b)	1,668	1,732,818
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29
(Call 02/01/24)(a)(b)	3,290	3,221,831
Tenneco Inc.
5.00%, 07/15/26 (Call 02/28/22)(b)	2,951	2,737,126
5.13%, 04/15/29 (Call 04/15/24)(a)	4,245	3,931,549
7.88%, 01/15/29 (Call 01/15/24)(a)(b)	2,443	2,596,078

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Titan International Inc., 7.00%, 04/30/28
(Call 04/30/24)(b)	$2,139	$2,250,656
Wheel Pros Inc., 6.50%, 05/15/29 (Call 05/15/24)(a)(b)	2,071	1,926,030
ZF North America Capital Inc., 4.75%, 04/29/25(a)	5,614	5,782,420
		112,424,019
Banks — 1.5%
Commerzbank AG, 8.13%, 09/19/23(a)	4,810	5,224,769
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23),
(5 year USD Swap + 2.248%)(d)	7,397	7,513,631
4.50%, 04/01/25(b)	7,985	8,311,272
Deutsche Bank AG/New York NY
3.73%, 01/14/32 (Call 10/14/30)(d)	7,021	6,823,708
3.74%, 01/07/33 (Call 10/07/31)	2,554	2,469,425
4.88%, 12/01/32 (Call 12/01/27)(d)	5,451	5,699,404
5.88%, 07/08/31 (Call 04/08/30)(d)	2,715	3,035,168
Dresdner Funding Trust I, 8.15%, 06/30/31
(Call 06/30/29)(a)	4,986	6,912,531
First-Citizens Bank & Trust Co.
3.93%, 06/19/24 (Call 06/19/23)(b)(d)	150	153,725
4.75%, 02/16/24 (Call 02/24/22)	1,664	1,759,848
5.00%, 08/01/23	2,316	2,431,513
5.25%, 03/07/25 (Call 02/24/22)	1,628	1,774,313
6.13%, 03/09/28(b)	1,411	1,637,177
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(a)	3,624	3,365,971
7.63%, 05/01/26 (Call 05/01/23)(a)	3,420	3,266,100
8.13%, 11/15/24 (Call 02/28/22)(a)	1,837	1,839,296
8.25%, 04/15/25 (Call 02/28/22)(a)	2,707	2,707,460
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31)(a)(d)	4,135	3,959,608
4.95%, 06/01/42 (Call 06/01/41)(a)(d)	3,935	3,754,774
5.02%, 06/26/24(a)	10,747	11,187,496
5.71%, 01/15/26(a)(b)	7,862	8,477,653
Lloyds Banking Group PLC, 3.37%, 12/14/46
(Call 09/14/41)(d)	277	253,800
Popular Inc., 6.13%, 09/14/23 (Call 08/14/23)	2,017	2,107,523
Standard Chartered PLC, 7.01%,
(Call 07/30/37)(a)(b)(d)(e)	3,975	5,366,250
Synovus Financial Corp., 5.90%, 02/07/29
(Call 02/07/24)(d)	1,523	1,614,936
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(a)(b)(d)	8,210	8,567,119
5.86%, 06/19/32 (Call 06/19/27)(a)(b)(d)	5,325	5,678,281
7.30%, 04/02/34 (Call 04/02/29)(a)(d)	6,600	7,576,623
		123,469,374
Beverages — 0.1%
Primo Water Holdings Inc., 4.38%, 04/30/29
(Call 04/30/24)(a)	4,125	3,937,643
Triton Water Holdings Inc., 6.25%, 04/01/29
(Call 04/01/24)(a)	4,323	4,052,812
		7,990,455
Biotechnology — 0.1%
Emergent BioSolutions Inc., 3.88%, 08/15/28
(Call 08/15/23)(a)(b)	2,144	1,972,480
Grifols Escrow Issuer SA, 4.75%, 10/15/28
(Call 10/15/24)(a)(b)	3,790	3,767,033
		5,739,513
Security	Par (000)	Value

Building Materials — 1.2%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)	$2,016	$2,096,640
Builders FirstSource Inc.
4.25%, 02/01/32	1,640	1,605,560
4.25%, 02/01/32 (Call 08/01/26)(a)	5,090	4,983,110
5.00%, 03/01/30 (Call 03/01/25)(a)	2,573	2,641,545
6.75%, 06/01/27 (Call 06/01/22)(a)	2,685	2,795,756
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(a)(b)	2,421	2,500,288
CP Atlas Buyer Inc., 7.00%, 12/01/28
(Call 12/01/23)(a)(b)	2,821	2,683,674
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 01/31/24)(a)	1,765	1,794,784
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25 (Call 07/15/22)(a)	2,671	2,797,872
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	5,292	5,286,814
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/23)(a)	1,386	1,420,234
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 02/28/22)(a)	2,402	2,386,555
4.88%, 12/15/27 (Call 12/15/22)(a)(b)	1,814	1,809,465
6.25%, 05/15/25 (Call 05/15/22)(a)(b)	680	702,100
Koppers Inc., 6.00%, 02/15/25 (Call 02/28/22)(a)(b)	2,747	2,753,868
Louisiana-Pacific Corp., 3.63%, 03/15/29
(Call 03/15/24)(a)	1,575	1,543,500
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(a)(b)	2,125	2,006,043
5.38%, 02/01/28 (Call 02/01/23)(a)	2,178	2,237,089
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30 (Call 02/01/25)(a)	2,585	2,561,554
New Enterprise Stone & Lime Co Inc., 5.25%, 07/15/28 (Call 07/15/24)(a)	2,950	2,950,000
New Enterprise Stone & Lime Co. Inc., 9.75%, 07/15/28 (Call 07/15/23)(a)	1,686	1,774,515
Patrick Industries Inc.
4.75%, 05/01/29 (Call 05/01/24)(a)(b)	2,065	1,992,725
7.50%, 10/15/27 (Call 10/15/22)(a)	1,377	1,445,850
PGT Innovations Inc., 4.38%, 10/01/29
(Call 10/01/24)(a)(b)	3,005	2,898,052
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(Call 11/01/23)(a)	5,745	5,898,966
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)(b)	5,788	5,295,441
4.38%, 07/15/30 (Call 07/15/25)(a)	8,825	8,427,875
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	5,380	5,306,025
5.00%, 02/15/27 (Call 02/28/22)(a)	4,235	4,266,762
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/23)(a)	3,531	3,603,809
6.50%, 03/15/27 (Call 03/15/22)(a)	2,005	2,055,125
Victors Merger Corp., 6.38%, 05/15/29
(Call 05/15/24)(a)(b)	3,015	2,765,268
		95,286,864
Chemicals — 2.2%
Ashland LLC
3.38%, 09/01/31 (Call 06/01/31)(a)	2,685	2,537,325
6.88%, 05/15/43 (Call 02/15/43)(b)	1,349	1,705,514
Axalta Coating Systems LLC, 3.38%, 02/15/29
(Call 02/15/24)(a)(b)	3,852	3,548,655
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)(b)	2,180	2,239,683

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	$3,385	$3,224,212
5.38%, 05/15/27 (Call 02/15/27)(b)	2,762	2,839,170
5.75%, 11/15/28 (Call 11/15/23)(a)	4,201	4,265,611
Cornerstone Chemical Co., 6.75%, 08/15/24
(Call 02/28/22)(a)(b)	2,812	2,455,228
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 06/15/28 (Call 06/15/24)(a)(b)	3,060	3,109,603
9.25%, 06/15/23 (Call 02/14/22)(a)(b)	345	345,966
Diamond BC BV, 4.63%, 10/01/29 (Call 10/01/24)(a)(b)	2,770	2,596,986
Element Solutions Inc., 3.88%, 09/01/28
(Call 09/01/23)(a)	4,206	4,037,760
EverArc Escrow Sarl, 5.00%, 10/30/29
(Call 10/30/24)(a)(b)	3,760	3,592,755
GCP Applied Technologies Inc., 5.50%, 04/15/26
(Call 02/14/22)(a)	1,601	1,635,021
GPD Companies Inc., 10.13%, 04/01/26
(Call 04/01/22)(a)	2,091	2,198,164
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	1,391	1,425,775
4.25%, 10/15/28 (Call 10/15/23)(b)	1,257	1,247,887
Herens Holdco Sarl, 4.75%, 05/15/28 (Call 05/15/24)(a)	2,095	2,000,327
Hexion Inc., 7.88%, 07/15/27 (Call 07/15/22)(a)(b)	2,405	2,549,300
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(a)(b)	2,711	2,860,105
INEOS Quattro Finance 2 PLC., 3.38%, 01/15/26 (Call 01/15/23)(a)(b)	2,630	2,577,400
Ingevity Corp.
3.88%, 11/01/28 (Call 11/01/23)(a)(b)	2,941	2,784,245
4.50%, 02/01/26 (Call 02/28/22)(a)(b)	1,673	1,666,726
Innophos Holdings Inc., 9.38%, 02/15/28
(Call 02/15/23)(a)(b)	1,321	1,416,773
Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25 (Call 02/28/22)(a)	1,916	1,973,480
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(Call 10/15/24)(a)(b)	1,895	1,857,100
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)(b)	571	590,403
5.13%, 10/15/27 (Call 04/15/27)	4,183	4,225,918
5.25%, 12/15/29 (Call 09/15/29)(b)	4,144	4,192,754
5.65%, 12/01/44 (Call 06/01/44)(b)	1,513	1,444,915
Minerals Technologies Inc., 5.00%, 07/01/28
(Call 07/01/23)(a)	2,082	2,106,588
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(b)	2,697	2,568,892
4.88%, 06/01/24 (Call 03/03/24)(a)	5,833	5,949,660
5.00%, 05/01/25 (Call 01/31/25)(a)	2,646	2,667,168
5.25%, 06/01/27 (Call 03/03/27)(a)	5,758	5,814,025
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 02/19/22)(a)(b)	2,284	2,352,748
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30 (Call 01/27/25)(a)	2,035	2,024,825
OCI NV, 4.63%, 10/15/25 (Call 10/15/22)(a)(b)	1,715	1,763,792
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	2,459	2,502,033
5.13%, 09/15/27 (Call 03/15/22)	2,223	2,267,971
5.63%, 08/01/29 (Call 08/01/24)	4,111	4,317,372
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)(b)	4,175	3,986,958
6.25%, 10/01/29 (Call 10/01/24)(a)(b)	2,025	1,928,367
Security	Par (000)	Value

Chemicals (continued)
Polar U.S. Borrower LLC/Schenectady International Group Inc., 6.75%, 05/15/26 (Call 05/15/23)(a)(b)	$1,925	$1,833,563
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 02/28/22)(a)(b)	3,220	3,270,393
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 02/28/22)(a)(b)	1,923	1,903,770
7.63%, 01/15/26 (Call 01/15/24)(a)(b)	2,731	2,799,275
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)(b)	6,025	5,648,437
6.63%, 05/01/29 (Call 05/01/24)(a)(b)	3,732	3,486,994
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 11/01/23)(a)	4,060	4,070,150
SPCM SA
3.13%, 03/15/27 (Call 03/15/24)(a)	1,960	1,871,800
3.38%, 03/15/30 (Call 03/15/25)(a)(b)	1,900	1,783,435
TPC Group Inc., 10.50%, 08/01/24 (Call 02/28/22)(a)(b)	4,909	3,264,485
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(a)(b)	2,316	2,337,539
5.38%, 09/01/25 (Call 02/28/22)(a)(b)	2,522	2,552,768
Tronox Inc.
4.63%, 03/15/29 (Call 03/15/24)(a)(b)	5,870	5,643,808
6.50%, 05/01/25 (Call 05/01/22)(a)	2,257	2,342,315
Unifrax Escrow Issuer Corp.
5.25%, 09/30/28 (Call 09/30/24)(a)	4,120	4,047,900
7.50%, 09/30/29 (Call 09/30/24)(a)	2,232	2,162,250
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)	2,835	2,598,136
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	3,246	3,135,409
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 02/28/22)(a)(b)	2,222	2,088,236
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(a)	3,736	3,717,245
5.63%, 10/01/24(a)	1,882	1,947,870
5.63%, 08/15/29 (Call 08/15/24)(a)	6,200	5,983,000
		181,883,938
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 02/28/22)(a)	1,598	1,618,486
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Call 05/15/23)(a)	1,721	1,856,107
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 06/30/25 (Call 02/28/22)(a)(b)	1,002	1,010,587
Peabody Energy Corp., 6.38%, 03/31/25
(Call 02/28/22)(a)(b)	1,059	1,012,383
SunCoke Energy Inc., 4.88%, 06/30/29
(Call 06/30/24)(a)(b)	2,725	2,654,886
Warrior Met Coal Inc., 7.88%, 12/01/28
(Call 12/01/24)(a)	2,050	2,157,687
		10,310,136
Commercial Services — 4.2%
ADT Security Corp. (The)
4.13%, 06/15/23(b)	3,240	3,284,550
4.13%, 08/01/29 (Call 08/01/28)(a)(b)	5,590	5,258,066
4.88%, 07/15/32(a)(b)	3,921	3,764,160
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(a)(b)	4,254	4,182,065

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 02/28/22)(a)(b)	$2,533	$2,374,687
Albion Financing 1 Sarl/Aggreko Holdings Inc., 6.13%,
10/15/26 (Call 10/15/23)(a)	3,225	3,216,937
Albion Financing 2SARL, 8.75%, 04/15/27
(Call 10/15/23)(a)(b)	2,500	2,481,250
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	5,210	4,938,585
6.63%, 07/15/26 (Call 07/15/22)(a)	10,495	10,776,948
9.75%, 07/15/27 (Call 07/15/22)(a)(b)	5,705	6,018,775
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/28 (Call 06/01/24)(a)	6,155	5,909,969
4.63%, 06/01/28 (Call 06/01/24)(a)(b)	4,130	3,903,800
Alta Equipment Group Inc., 5.63%, 04/15/26
(Call 04/15/23)(a)(b)	1,738	1,764,070
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(a)	1,729	1,715,514
4.63%, 10/01/27 (Call 10/01/22)(a)	2,641	2,666,776
APi Escrow Corp., 4.75%, 10/15/29 (Call 10/15/24)(a)	1,505	1,478,663
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(a)	1,680	1,617,000
Aptim Corp., 7.75%, 06/15/25 (Call 02/14/22)(a)(b)	2,632	2,276,680
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)(b)	4,250	3,997,507
6.75%, 02/15/27 (Call 02/15/23)(a)	3,492	3,586,040
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)	2,857	2,854,143
Autopistas Metropolitanas de Puerto Rico LLC, 6.75%, 06/30/35(a)	723	711,843
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)	3,161	3,089,877
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	3,457	3,464,191
5.75%, 07/15/27 (Call 07/15/22)(a)	3,458	3,553,095
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(a)(b)	5,170	5,011,643
3.50%, 06/01/31 (Call 03/01/31)(a)(b)	5,445	5,186,362
Brink's Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)	3,513	3,557,510
5.50%, 07/15/25 (Call 07/15/22)(a)	1,849	1,916,452
Carriage Services Inc., 4.25%, 05/15/29
(Call 05/15/24)(a)(b)	1,836	1,790,100
Cimpress PLC, 7.00%, 06/15/26 (Call 02/28/22)(a)(b)	3,458	3,554,582
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)(b)	1,369	1,382,916
4.75%, 10/15/27 (Call 07/15/27)(b)	1,297	1,161,489
8.25%, 04/15/26 (Call 04/15/24)	3,555	3,714,975
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(a)(b)	4,100	3,925,750
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/23)(a)(b)	2,091	2,142,460
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)(b)	2,585	2,671,830
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)(b)	3,179	3,101,432
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	2,810	2,638,056
9.50%, 11/01/27 (Call 11/01/22)(a)	3,325	3,494,575
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	3,445	3,341,650
3.75%, 10/01/30 (Call 10/01/25)(a)	4,315	4,185,550
4.50%, 07/01/28 (Call 07/01/23)(a)	3,805	3,878,132
Graham Holdings Co., 5.75%, 06/01/26
(Call 02/08/22)(a)	2,233	2,305,573
Security	Par (000)	Value

Commercial Services (continued)
Grand Canyon University
4.13%, 10/01/24(b)	$1,341	$1,359,788
5.13%, 10/01/28 (Call 08/01/28)	911	925,448
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(a)(b)	3,090	3,020,475
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	6,263	6,444,439
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(a)	2,860	2,774,772
5.00%, 12/01/29 (Call 12/01/24)(a)	5,370	5,170,773
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)	1,656	1,687,050
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26
(Call 02/01/23)(a)(b)	2,235	2,226,619
Metis Merger Sub LLC, 6.50%, 05/15/29
(Call 05/15/24)(a)	3,700	3,542,084
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(a)(b)	2,210	2,276,101
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	5,395	5,180,549
5.75%, 11/01/28 (Call 11/01/23)(a)(b)	7,114	6,400,679
NESCO Holdings II Inc., 5.50%, 04/15/29
(Call 04/15/24)(a)(b)	4,955	4,905,450
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 02/28/22)(a)(b)	2,342	2,360,455
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(a)(b)	3,560	3,319,700
4.75%, 07/15/31 (Call 07/15/26)(a)	3,255	3,027,313
5.63%, 10/01/28 (Call 10/01/23)(a)(b)	4,978	4,970,035
5.88%, 10/01/30 (Call 10/01/25)(a)	4,346	4,353,953
North Queensland Export Terminal Pty Ltd., 4.45%, 12/15/22(a)	761	713,438
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	2,350	2,119,512
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (Call 11/15/24)(a)	2,935	2,964,350
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	5,110	4,753,526
5.25%, 04/15/24(a)(b)	3,710	3,825,010
5.75%, 04/15/26(a)(b)	7,496	7,768,854
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	6,993	6,965,483
PROG Holdings Inc., 6.00%, 11/15/29
(Call 11/15/24)(a)	3,200	3,136,224
Rent-A-Center Inc./TX, 6.38%, 02/15/29
(Call 02/15/24)(a)(b)	2,595	2,666,362
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 02/28/22)(a)(b)	2,528	2,569,712
RR Donnelley & Sons Co.
6.13%, 11/01/26 (Call 11/01/23)(a)	3,187	3,426,025
8.25%, 07/01/27 (Call 07/01/23)	984	1,135,290
8.50%, 04/15/29(a)	25	40,500
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)(b)	4,447	4,558,175
9.25%, 04/15/25 (Call 03/16/25)(a)(b)	4,748	5,332,289
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)(b)	4,975	4,644,436
4.00%, 05/15/31 (Call 05/15/26)	4,215	4,081,680
4.63%, 12/15/27 (Call 12/15/22)	2,460	2,528,880
5.13%, 06/01/29 (Call 06/01/24)	3,615	3,786,712
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/22)(a)(b)	2,320	2,355,264

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Signal Parent Inc., 6.13%, 04/01/29 (Call 04/01/24)(a)(b)	$1,700	$1,462,000
Sotheby's, 7.38%, 10/15/27 (Call 10/15/22)(a)	3,684	3,827,418
Sotheby's/Bidfair Holdings Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	1,750	1,771,875
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(a)	1,910	1,952,975
Team Health Holdings Inc., 6.38%, 02/01/25
(Call 02/14/22)(a)(b)	4,338	3,904,200
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)(b)	2,382	2,261,995
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	4,045	3,901,908
3.88%, 02/15/31 (Call 08/15/25)(b)	5,818	5,665,277
4.00%, 07/15/30 (Call 07/15/25)(b)	3,858	3,800,130
4.88%, 01/15/28 (Call 01/15/23)	8,699	8,959,144
5.25%, 01/15/30 (Call 01/15/25)	3,731	3,917,550
5.50%, 05/15/27 (Call 05/15/22)	5,739	5,935,991
Verscend Escrow Corp., 9.75%, 08/15/26
(Call 02/28/22)(a)	5,166	5,425,282
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/23)(a)(b)	4,236	4,288,950
WW International Inc., 4.50%, 04/15/29
(Call 04/15/24)(a)(b)	2,705	2,393,925
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(a)	1,725	1,706,129
		342,338,382
Computers — 1.0%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(Call 05/01/24)(a)	2,177	2,107,684
Austin BidCo Inc., 7.13%, 12/15/28 (Call 12/15/23)(a)	1,827	1,854,405
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(a)(b)	3,402	3,338,825
4.00%, 07/01/29 (Call 07/01/24)(a)(b)	2,665	2,631,688
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)	2,890	2,846,650
Crowdstrike Holdings Inc., 3.00%, 02/15/29
(Call 02/15/24)(b)	3,950	3,703,125
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 02/28/22)(b)	2,407	2,388,948
9.38%, 07/15/25 (Call 07/15/22)(a)	3,632	3,814,980
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 12/01/22)(a)	4,174	2,587,880
KBR Inc., 4.75%, 09/30/28 (Call 09/30/23)(a)	1,160	1,157,100
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(a)	3,417	3,394,995
5.13%, 04/15/29 (Call 04/15/24)(a)(b)	6,814	6,799,077
5.25%, 10/01/30 (Call 10/01/25)(a)(b)	2,488	2,446,251
5.75%, 09/01/27 (Call 09/01/22)(a)	2,423	2,461,138
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	2,546	2,675,973
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/23)(a)	2,843	2,892,752
8.25%, 02/01/28 (Call 02/01/23)(a)(b)	2,107	2,224,571
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(a)	1,903	1,912,515
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)(b)	2,575	2,388,570
3.38%, 07/15/31 (Call 01/15/26)	2,727	2,532,020
4.09%, 06/01/29 (Call 03/01/29)(b)	2,988	2,928,091
4.13%, 01/15/31 (Call 10/15/30)	2,860	2,805,832
4.75%, 06/01/23	2,386	2,457,294
4.75%, 01/01/25(b)	1,431	1,491,159
4.88%, 03/01/24 (Call 01/01/24)	2,662	2,755,170
Security	Par (000)	Value

Computers (continued)
4.88%, 06/01/27 (Call 03/01/27)	$2,437	$2,546,665
5.75%, 12/01/34 (Call 06/01/34)(b)	2,715	2,944,553
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 06/01/22)(a)	1,642	1,691,276
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	2,684	2,858,460
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)	6,548	6,793,562
		85,431,209
Cosmetics & Personal Care — 0.3%
Avon Products Inc., 6.50%, 03/15/23	2,959	3,036,674
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)	4,778	4,797,016
6.50%, 04/15/26 (Call 02/28/22)(a)	3,327	3,369,120
Coty Inc/HFC Prestige Products Inc/HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)(b)	2,330	2,295,050
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)	2,670	2,628,401
5.50%, 06/01/28 (Call 06/01/23)(a)(b)	3,641	3,777,538
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/15/23)(a)(b)	3,175	2,820,988
Revlon Consumer Products Corp., 6.25%, 08/01/24 (Call 02/28/22)(b)	749	325,796
		23,050,583
Distribution & Wholesale — 0.6%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)	2,050	1,926,508
4.00%, 01/15/28 (Call 01/15/23)(a)(b)	3,447	3,373,924
Avient Corp.
5.25%, 03/15/23	2,086	2,138,150
5.75%, 05/15/25 (Call 05/15/22)(a)	4,115	4,242,318
BCPE Empire Holdings Inc., 7.63%, 05/01/27
(Call 05/01/23)(a)(b)	3,456	3,456,000
G-III Apparel Group Ltd., 7.88%, 08/15/25
(Call 08/15/22)(a)	2,309	2,435,995
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)(b)	6,580	6,247,381
IAA Inc., 5.50%, 06/15/27 (Call 06/15/22)(a)	2,465	2,529,731
KAR Auction Services Inc., 5.13%, 06/01/25
(Call 02/28/22)(a)(b)	4,910	4,910,000
Resideo Funding Inc., 4.00%, 09/01/29
(Call 09/01/24)(a)(b)	1,500	1,413,750
Ritchie Bros Holdings Inc., 4.75%, 12/15/31
(Call 12/15/26)(a)(b)	3,035	3,056,852
Univar Solutions USA Inc., 5.13%, 12/01/27
(Call 12/01/22)(a)	2,657	2,703,498
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 02/28/22)(a)(b)	2,906	2,528,423
9.00%, 11/15/26 (Call 11/15/22)(a)(b)	4,415	3,863,125
13.13%, 11/15/27 (Call 11/15/22)(a)(b)	2,836	1,616,520
		46,442,175
Diversified Financial Services — 3.4%
Cerdia Finanz GmbH, 10.50%, 02/15/27
(Call 02/15/24)(a)	1,545	1,516,031
Advisor Group Holdings Inc., 10.75%, 08/01/27
(Call 08/01/22)(a)(b)	1,860	2,049,255
AerCap Holdings NV, 5.88%, 10/10/79
(Call 10/10/24)(b)(d)	4,120	4,179,740
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(a)(b)	2,738	2,844,317
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	5,023	5,529,989

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Aretec Escrow Issuer Inc., 7.50%, 04/01/29
(Call 04/01/24)(a)(b)	$2,331	$2,377,527
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(a)(b)	2,405	2,287,997
Armor Holdco Inc., 8.50%, 11/15/29 (Call 11/15/24)(a)	1,900	1,932,927
Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.13%, 01/15/27 (Call 01/15/24)(a)	1,545	1,551,566
Castlelake Aviation Finance DAC, 5.00%, 04/15/27 (Call 04/15/24)(a)(b)	2,525	2,461,118
Cobra AcquisitionCo LLC, 6.38%, 11/01/29
(Call 11/01/24)(a)	2,235	2,176,622
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	5,395	4,838,182
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	5,350	4,661,187
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 02/08/22)(a)(b)	2,114	2,135,140
6.63%, 03/15/26 (Call 03/15/22)(b)	2,313	2,371,426
Curo Group Holdings Corp., 7.50%, 08/01/28
(Call 08/01/24)(a)(b)	5,385	5,079,078
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	4,049	4,284,571
Enova International Inc.
8.50%, 09/01/24 (Call 02/28/22)(a)(b)	976	983,105
8.50%, 09/15/25 (Call 02/28/22)(a)	2,022	2,080,274
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/22)(a)(b)	2,009	1,963,798
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 02/28/22), (7.25% PIK)(a)(b)(c)	10,078	9,456,554
goeasy Ltd.
4.38%, 05/01/26 (Call 05/01/23)(a)	1,395	1,382,347
5.38%, 12/01/24 (Call 02/28/22)(a)	2,853	2,910,060
GPS Hospitality Holding Co LLC/GPS Finco Inc., 7.00%, 08/15/28 (Call 08/15/24)(a)	2,230	1,898,377
Home Point Capital Inc., 5.00%, 02/01/26
(Call 02/01/23)(a)(b)	2,930	2,541,775
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(a)	3,315	3,249,960
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	5,595	5,530,210
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/15/23)(a)(b)	1,890	1,875,825
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)	3,025	2,689,134
6.50%, 11/01/25 (Call 11/01/22)(a)	2,864	2,720,800
LFS Topco LLC, 5.88%, 10/15/26 (Call 10/15/23)(a)(b)	1,440	1,473,898
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)(b)	4,970	4,823,584
4.38%, 05/15/31 (Call 05/15/26)(a)	2,335	2,288,463
4.63%, 11/15/27 (Call 11/15/22)(a)(b)	1,587	1,612,646
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(a)	2,035	1,974,418
6.50%, 05/01/28 (Call 05/01/24)(a)	5,445	5,485,620
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)(b)	3,480	3,263,996
5.50%, 08/15/28 (Call 08/15/23)(a)(b)	4,520	4,418,119
5.75%, 11/15/31 (Call 11/15/26)(a)	3,250	3,142,718
6.00%, 01/15/27 (Call 01/15/23)(a)	2,838	2,944,084
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	2,795	2,672,719
5.00%, 03/15/27 (Call 09/15/26)(b)	4,435	4,294,943
5.50%, 01/25/23	1,710	1,746,338
5.50%, 03/15/29 (Call 06/15/28)(b)	3,855	3,761,709
Security	Par (000)	Value

Diversified Financial Services (continued)
5.63%, 08/01/33	$2,917	$2,612,844
5.88%, 10/25/24(b)	2,213	2,295,678
6.13%, 03/25/24	4,157	4,329,515
6.75%, 06/25/25	2,522	2,666,611
6.75%, 06/15/26(b)	2,579	2,726,209
7.25%, 09/25/23	1,124	1,183,010
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(a)(b)	2,900	2,833,155
6.88%, 08/15/28 (Call 08/15/23)(a)	11,183	10,637,829
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)(b)	4,085	3,879,851
3.88%, 09/15/28 (Call 09/15/24)(b)	3,255	3,039,356
4.00%, 09/15/30 (Call 09/15/25)(b)	4,221	3,928,801
5.38%, 11/15/29 (Call 05/15/29)(b)	4,056	4,118,260
5.63%, 03/15/23	3,938	4,060,196
6.13%, 03/15/24 (Call 09/15/23)	7,271	7,617,100
6.63%, 01/15/28 (Call 07/15/27)(b)	4,471	4,798,977
6.88%, 03/15/25	6,926	7,514,710
7.13%, 03/15/26(b)	8,761	9,631,265
8.25%, 10/01/23(b)	1,007	1,087,560
8.88%, 06/01/25 (Call 06/01/22)	3,080	3,269,143
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc.,
6.38%, 02/01/27 (Call 02/01/24)(a)	710	725,244
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	3,270	2,949,213
5.38%, 10/15/25 (Call 10/15/22)(a)	3,581	3,554,142
5.75%, 09/15/31 (Call 09/15/26)(a)(b)	2,654	2,537,436
PHH Mortgage Corp., 7.88%, 03/15/26
(Call 03/15/23)(a)(b)	2,226	2,259,390
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(a)(b)	1,605	1,584,938
7.38%, 09/01/25 (Call 09/01/22)(a)(b)	1,838	1,945,983
Provident Funding Associates LP/PFG Finance Corp.,
6.38%, 06/15/25 (Call 02/28/22)(a)(b)	1,380	1,407,600
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/01/24)(a)(b)	3,902	3,647,941
3.88%, 03/01/31 (Call 03/01/26)(a)	6,629	6,206,666
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(a)	6,165	5,862,699
4.00%, 10/15/33 (Call 10/15/27)(a)	4,510	4,220,007
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	2,900	2,791,250
4.20%, 10/29/25 (Call 09/29/25)	2,192	2,252,280
Starwood Property Trust, 4.38%, 01/15/27
(Call 07/15/26)	2,145	2,137,428
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(a)	1,893	2,007,763
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 02/28/22)(a)(b)	1,229	1,237,449
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/22)(a)(b)	4,231	4,097,829
5.50%, 04/15/29 (Call 04/15/24)(a)	3,534	3,236,791
5.75%, 06/15/27 (Call 06/15/24)(a)	2,860	2,701,213
World Acceptance Corp., 7.00%, 11/01/26
(Call 11/01/23)(a)	1,690	1,622,738
		276,678,217
Electric — 2.5%
Algonquin Power & Utilities Corp., 4.75%, 01/18/82 (Call 01/18/27)	4,000	3,952,105
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(b)	4,934	4,482,687

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.50%, 02/15/28 (Call 02/15/23)(a)	$6,014	$5,878,084
4.63%, 02/01/29 (Call 02/01/24)(a)(b)	3,675	3,479,747
5.00%, 02/01/31 (Call 02/01/26)(a)	4,655	4,410,612
5.13%, 03/15/28 (Call 03/15/23)(a)(b)	7,407	7,225,751
5.25%, 06/01/26 (Call 02/28/22)(a)	1,829	1,861,922
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	4,940	4,650,862
3.75%, 01/15/32 (Call 01/15/27)(a)	1,865	1,769,419
4.75%, 03/15/28 (Call 03/15/23)(a)(b)	4,102	4,222,312
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	2,759	2,812,235
4.35%, 04/15/29 (Call 01/15/29)	1,778	1,820,236
Drax Finco PLC, 6.63%, 11/01/25 (Call 02/08/22)(a)	2,139	2,189,801
Electricite de France SA
5.25%, (Call 01/29/23)(a)(d)(e)	7,370	7,489,762
5.63%, (Call 01/22/24)(a)(b)(d)(e)	7,635	7,844,962
Emera Inc., Series 16-A, 6.75%, 06/15/76
(Call 06/15/26)(d)	6,391	7,205,852
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	1,245	1,213,777
2.65%, 03/01/30 (Call 12/01/29)	2,828	2,662,907
Series A, 1.60%, 01/15/26 (Call 12/15/25)	1,490	1,412,654
Series B, 2.25%, 09/01/30 (Call 06/01/30)	1,979	1,818,052
Series B, 4.15%, 07/15/27 (Call 04/15/27)	8,790	8,957,029
Series C, 3.40%, 03/01/50 (Call 09/01/49)	4,365	3,914,310
Series C, 5.10%, 07/15/47 (Call 01/15/47)	5,394	5,864,670
Series C, 7.38%, 11/15/31	8,180	10,474,515
InterGen NV, 7.00%, 06/30/23 (Call 02/28/22)(a)	2,484	2,434,320
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(a)(b)	1,825	1,783,938
Midland Cogeneration Venture LP, 6.00%,
03/15/25(a)(b)	395	407,495
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	2,445	2,463,337
4.25%, 07/15/24 (Call 04/15/24)(a)	4,354	4,481,899
4.25%, 09/15/24 (Call 07/15/24)(a)	226	233,340
4.50%, 09/15/27 (Call 06/15/27)(a)	2,612	2,644,650
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)	2,650	2,447,977
3.63%, 02/15/31 (Call 02/15/26)(a)	5,558	5,155,045
3.88%, 02/15/32 (Call 02/15/27)(a)	5,775	5,429,944
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	3,916	4,029,564
5.75%, 01/15/28 (Call 01/15/23)	4,358	4,510,486
6.63%, 01/15/27 (Call 02/14/22)	1,801	1,861,784
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28
(Call 08/15/23)(a)(b)	3,510	3,520,741
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(b)	5,046	5,046,000
5.25%, 07/01/30 (Call 07/01/25)(b)	5,460	5,413,208
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(a)	4,056	3,964,740
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 02/28/22)(b)	2,600	1,105,000
6.63%, 01/15/28 (Call 01/15/23)(a)	2,628	2,312,640
7.25%, 05/15/27 (Call 05/15/22)(a)	3,989	3,572,788
7.63%, 06/01/28 (Call 06/01/23)(a)	2,019	1,807,005
10.50%, 01/15/26 (Call 02/28/22)(a)(b)	3,493	1,623,197
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 02/28/22)(a)(b)	1,512	1,530,900
TransAlta Corp., 6.50%, 03/15/40	1,603	1,731,240
Security	Par (000)	Value

Electric (continued)
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	$7,060	$6,812,900
5.00%, 07/31/27 (Call 07/31/22)(a)	6,733	6,786,191
5.50%, 09/01/26 (Call 02/08/22)(a)	4,746	4,840,920
5.63%, 02/15/27 (Call 02/15/22)(a)(b)	6,840	6,977,005
		202,542,517
Electrical Components & Equipment — 0.3%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)(b)	4,651	4,396,125
4.75%, 06/15/28 (Call 06/15/23)(a)	2,910	2,837,250
EnerSys
4.38%, 12/15/27 (Call 09/15/27)(a)(b)	1,828	1,857,376
5.00%, 04/30/23 (Call 01/30/23)(a)	1,152	1,172,160
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(a)	8,090	8,471,848
7.25%, 06/15/28 (Call 06/15/23)(a)	6,852	7,348,770
		26,083,529
Electronics — 0.5%
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(a)	2,100	2,066,925
II-VI Inc., 5.00%, 12/15/29 (Call 12/14/24)(a)	5,180	5,169,899
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)	10,693	10,403,968
Likewize Corp., 9.75%, 10/15/25 (Call 10/15/22)(a)	2,443	2,614,572
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	5,240	5,178,063
4.88%, 10/15/23(a)	2,820	2,891,910
5.00%, 10/01/25(a)	3,574	3,766,103
5.63%, 11/01/24(a)	2,125	2,241,875
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	3,905	3,669,450
4.38%, 02/15/30 (Call 11/15/29)(a)	2,612	2,610,955
TTM Technologies Inc., 4.00%, 03/01/29
(Call 03/01/24)(a)(b)	2,760	2,637,539
		43,251,259
Energy - Alternate Sources — 0.3%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (Call 06/15/25)(a)	2,150	2,053,250
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 02/28/22)(a)(b)	3,255	3,362,838
Renewable Energy Group Inc., 5.88%, 06/01/28 (Call 06/01/24)(a)(b)	2,985	2,996,194
Sunnova Energy Corp., 5.88%, 09/01/26
(Call 09/01/23)(a)(b)	2,230	2,151,236
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)	2,063	2,074,016
4.75%, 01/15/30 (Call 01/15/25)(a)	3,316	3,333,243
5.00%, 01/31/28 (Call 07/31/27)(a)	4,387	4,441,838
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	2,906	3,364,713
		23,777,328
Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)(b)	5,488	5,714,380
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)	1,845	1,794,263
Artera Services LLC, 9.03%, 12/04/25
(Call 02/04/23)(a)(b)	5,343	5,463,217
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 02/28/22)(a)(b)	5,375	5,052,500
Brundage-Bone Concrete Pumping Holdings Inc.,
6.00%, 02/01/26 (Call 02/01/23)(a)	1,775	1,796,602
Cellnex Finance Co SA, 3.88%, 07/07/41
(Call 04/07/41)(a)(b)	3,325	3,078,086

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction (continued)
Dycom Industries Inc., 4.50%, 04/15/29
(Call 04/15/24)(a)(b)	$2,392	$2,342,557
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(b)	1,631	1,672,525
4.25%, 09/15/28 (Call 06/15/28)(b)	3,130	3,118,262
Global Infrastructure Solutions Inc., 5.63%, 06/01/29 (Call 06/01/24)(a)(b)	2,150	2,157,848
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(a)	1,650	1,687,125
IEA Energy Services LLC, 6.63%, 08/15/29
(Call 08/15/24)(a)(b)	1,600	1,564,000
INNOVATE Corp., 8.50%, 02/01/26 (Call 02/01/23)(a)(b)	1,895	1,904,513
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)	2,877	2,913,308
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28 (Call 11/15/24)(a)(b)	1,775	1,840,675
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(a)(b)	1,770	1,713,519
4.13%, 02/15/32 (Call 10/15/26)(a)(b)	2,670	2,586,803
Tutor Perini Corp., 6.88%, 05/01/25 (Call 02/14/22)(a)	2,847	2,821,135
VM Consolidated Inc., 5.50%, 04/15/29
(Call 04/15/24)(a)	1,870	1,861,809
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(a)(b)	2,246	2,209,098
		53,292,225
Entertainment — 3.0%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(a)(b)	2,807	2,849,105
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28 (Call 02/15/23)(a)	3,660	3,657,548
AMC Entertainment Holdings Inc.
10.00%, 06/15/26 (Call 06/15/23), (12.00% PIK)(a)(b)	8,074	7,528,263
10.50%, 04/15/25 (Call 04/15/22)(a)	2,455	2,593,094
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/22)(a)(b)	2,995	3,054,900
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(a)(b)	2,590	2,601,137
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)(b)	6,575	6,294,921
6.25%, 07/01/25 (Call 07/01/22)(a)	17,642	18,255,412
8.13%, 07/01/27 (Call 07/01/23)(a)(b)	9,285	9,992,981
Caesars Resort Collection LLC/CRC Finco Inc.,
5.75%, 07/01/25 (Call 07/01/22)(a)	5,263	5,419,311
CCM Merger Inc., 6.38%, 05/01/26 (Call 11/01/22)(a)	1,280	1,324,800
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	2,353	2,355,635
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)(b)	2,808	2,843,100
5.50%, 05/01/25 (Call 05/01/22)(a)	5,442	5,605,260
6.50%, 10/01/28 (Call 10/01/23)(b)	1,275	1,341,938
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	3,242	3,261,079
5.50%, 04/01/27 (Call 04/01/22)(a)	3,458	3,551,020
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	4,095	3,880,012
5.88%, 03/15/26 (Call 03/15/23)(a)(b)	2,331	2,290,208
8.75%, 05/01/25 (Call 05/01/22)(a)	1,090	1,143,138
Empire Resorts Inc., 7.75%, 11/01/26
(Call 11/01/23)(a)(b)	1,520	1,523,800
Everi Holdings Inc., 5.00%, 07/15/29
(Call 07/15/24)(a)(b)	1,970	1,960,150
Golden Entertainment Inc., 7.63%, 04/15/26
(Call 04/15/22)(a)	1,923	1,997,516
Security	Par (000)	Value

Entertainment (continued)
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(a)	$3,850	$3,859,625
5.25%, 01/15/29 (Call 01/15/24)(a)(b)	3,845	3,927,052
6.25%, 01/15/27 (Call 07/15/26)(a)	4,065	4,423,635
6.50%, 02/15/25 (Call 08/15/24)(a)	5,666	6,029,899
Jacobs Entertainment Inc.
6.75%, 02/15/29 (Call 02/15/25)(a)	990	999,900
7.88%, 02/01/24 (Call 02/24/22)(a)	2,277	2,329,599
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(a)	5,324	5,291,364
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)(b)	2,745	2,648,925
4.75%, 10/15/27 (Call 10/15/22)(a)(b)	5,413	5,333,185
4.88%, 11/01/24 (Call 02/28/22)(a)	3,271	3,293,897
5.63%, 03/15/26 (Call 02/28/22)(a)	1,348	1,371,590
6.50%, 05/15/27 (Call 05/15/23)(a)	5,881	6,329,838
Merlin Entertainments Ltd., 5.75%, 06/15/26
(Call 03/17/26)(a)(b)	1,970	2,043,875
Midwest Gaming Borrower LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)(b)	3,855	3,766,335
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 02/14/22)(a)(b)	2,005	2,070,163
8.00%, 02/01/26 (Call 02/01/23)(a)	6,283	6,385,413
Motion Bondco DAC, 6.63%, 11/15/27
(Call 11/15/22)(a)(b)	2,025	2,019,938
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc., 8.50%, 11/15/27
(Call 11/15/23)(a)(b)	4,433	4,753,063
Penn National Gaming Inc.
4.13%, 07/01/29 (Call 07/01/24)(a)(b)	2,094	1,968,360
5.63%, 01/15/27 (Call 02/28/22)(a)(b)	1,952	1,993,480
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(a)(b)	1,465	1,516,275
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)(b)	3,950	3,722,520
5.88%, 09/01/31 (Call 09/01/26)(a)(b)	4,005	3,774,432
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/01/22)(a)	1,885	1,866,150
Resorts World Las Vegas LLC, 4.63%, 04/06/31
(Call 01/06/31)(a)(b)	1,850	1,762,371
Resorts World Las Vegas LLC/RWLV Capital Inc.,
4.63%, 04/16/29 (Call 01/16/29)(a)	5,250	5,058,990
Scientific Games International Inc.
5.00%, 10/15/25 (Call 02/28/22)(a)	6,260	6,389,738
7.00%, 05/15/28 (Call 05/15/23)(a)	3,171	3,330,343
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	2,765	2,994,772
8.25%, 03/15/26 (Call 03/15/22)(a)	5,816	6,070,450
8.63%, 07/01/25 (Call 07/01/22)(a)	2,832	3,001,920
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(a)(b)	3,775	3,678,020
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 02/28/22)(a)(b)	5,103	5,112,109
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	2,528	2,546,960
Six Flags Theme Parks Inc., 7.00%, 07/01/25
(Call 07/01/22)(a)	3,759	3,918,757
Speedway Motorsports LLC/Speedway Funding II Inc.,
4.88%, 11/01/27 (Call 11/01/22)(a)	1,585	1,592,925
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)(b)	3,221	3,333,735
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)	4,235	3,843,262

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
3.75%, 12/01/29 (Call 12/01/24)(a)	$2,875	$2,734,103
3.88%, 07/15/30 (Call 07/15/25)(a)(b)	2,976	2,839,669
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)	3,941	3,830,258
7.75%, 04/15/25 (Call 04/15/22)(a)	3,206	3,338,408
		242,419,631
Environmental Control — 0.7%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/22)(a)	2,794	2,863,850
5.13%, 07/15/29 (Call 07/15/24)(a)(b)	1,692	1,764,248
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)	3,925	3,899,095
5.00%, 09/01/30 (Call 09/01/25)(b)	2,184	2,162,160
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	4,322	4,068,083
3.75%, 08/01/25 (Call 08/01/22)(a)(b)	4,284	4,284,000
4.00%, 08/01/28 (Call 08/01/23)(a)(b)	3,317	3,090,349
4.25%, 06/01/25 (Call 06/01/22)(a)	2,312	2,335,120
4.38%, 08/15/29 (Call 08/15/24)(a)(b)	3,115	2,972,613
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	4,355	4,224,350
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	2,463	2,543,984
Harsco Corp., 5.75%, 07/31/27 (Call 07/31/22)(a)(b)	2,720	2,754,245
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)(b)	3,440	3,276,600
5.88%, 06/30/29 (Call 06/30/24)(a)(b)	5,846	5,402,902
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(a)(b)	2,973	2,824,350
5.38%, 07/15/24 (Call 02/14/22)(a)	2,862	2,901,353
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(a)	1,795	2,079,956
Waste Pro USA Inc., 5.50%, 02/15/26
(Call 02/28/22)(a)(b)	2,724	2,642,280
		56,089,538
Food — 3.2%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)	4,105	3,979,921
3.50%, 02/15/23 (Call 12/15/22)(a)(b)	3,708	3,737,664
3.50%, 03/15/29 (Call 09/15/23)(a)	7,023	6,630,836
4.63%, 01/15/27 (Call 01/15/23)(a)(b)	7,305	7,476,667
4.88%, 02/15/30 (Call 02/15/25)(a)	5,312	5,411,600
5.88%, 02/15/28 (Call 08/15/22)(a)	4,179	4,356,984
7.50%, 03/15/26 (Call 03/15/22)(a)	3,120	3,311,880
B&G Foods Inc.
5.25%, 04/01/25 (Call 02/28/22)	4,433	4,490,629
5.25%, 09/15/27 (Call 03/01/22)(b)	3,286	3,326,976
C&S Group Enterprises LLC, 5.00%, 12/15/28
(Call 12/15/23)(a)(b)	2,297	2,107,911
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28 (Call 11/15/23)(a)(b)	2,125	2,124,703
7.50%, 04/15/25 (Call 02/28/22)(a)	2,950	3,011,065
Del Monte Foods Inc., 11.88%, 05/15/25
(Call 05/15/22)(a)	2,564	2,833,220
FAGE International SA/FAGE USA Dairy Industry Inc.,
5.63%, 08/15/26 (Call 02/28/22)(a)(b)	1,042	1,062,840
Fresh Market Inc. (The), 9.75%, 05/01/23
(Call 02/28/22)(a)	818	834,360
H-Food Holdings LLC/Hearthside Finance Co. Inc.,
8.50%, 06/01/26 (Call 02/08/22)(a)	2,324	2,289,140
Security	Par (000)	Value

Food (continued)
Ingles Markets Inc., 4.00%, 06/15/31
(Call 06/15/26)(a)(b)	$1,735	$1,711,144
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	8,770	8,861,028
3.75%, 04/01/30 (Call 01/01/30)	3,767	3,893,467
3.88%, 05/15/27 (Call 02/15/27)	6,838	7,096,812
4.25%, 03/01/31 (Call 12/01/30)	3,986	4,262,353
4.38%, 06/01/46 (Call 12/01/45)	15,925	16,828,885
4.63%, 01/30/29 (Call 10/30/28)(b)	1,496	1,610,149
4.63%, 10/01/39 (Call 04/01/39)	1,874	2,048,522
4.88%, 10/01/49 (Call 04/01/49)(b)	7,950	9,026,993
5.00%, 07/15/35 (Call 01/15/35)(b)	3,715	4,237,559
5.00%, 06/04/42	8,293	9,441,807
5.20%, 07/15/45 (Call 01/15/45)	9,608	11,132,845
5.50%, 06/01/50 (Call 12/01/49)	4,196	5,186,115
6.50%, 02/09/40(b)	3,693	4,941,425
6.75%, 03/15/32(b)	1,550	2,000,895
6.88%, 01/26/39	4,229	5,733,234
7.13%, 08/01/39(a)	4,354	6,150,489
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)(b)	4,875	4,816,037
4.38%, 01/31/32 (Call 01/31/27)(a)	4,110	4,053,504
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	2,690	2,797,600
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)(b)	5,460	5,123,173
5.50%, 10/15/27 (Call 10/15/22)(a)(b)	5,711	5,842,696
6.88%, 05/01/25 (Call 05/01/22)(a)(b)	820	851,775
Pilgrim's Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)(a)	4,455	4,242,452
4.25%, 04/15/31 (Call 04/15/26)(a)(b)	5,489	5,415,941
5.88%, 09/30/27 (Call 09/30/22)(a)	4,612	4,815,401
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	9,725	9,255,380
4.63%, 04/15/30 (Call 04/15/25)(a)	9,019	8,692,061
5.50%, 12/15/29 (Call 12/15/24)(a)	6,528	6,709,152
5.63%, 01/15/28 (Call 12/01/22)(a)	4,608	4,731,587
5.75%, 03/01/27 (Call 03/01/22)(a)	7,043	7,236,682
Safeway Inc., 7.25%, 02/01/31(b)	1,237	1,419,458
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28
(Call 10/15/23)(a)(b)	1,712	1,780,480
Sigma Holdco BV, 7.88%, 05/15/26 (Call 02/08/22)(a)(b)	2,917	2,623,039
Simmons Foods Inc./Simmons Prepared
Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(a)(b)	4,707	4,512,836
TreeHouse Foods Inc., 4.00%, 09/01/28
(Call 09/01/23)(b)	2,828	2,644,180
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)	2,830	2,752,175
4.75%, 02/15/29 (Call 02/15/24)(a)(b)	4,655	4,568,650
6.25%, 04/15/25 (Call 04/15/22)(a)	5,104	5,275,801
United Natural Foods Inc., 6.75%, 10/15/28
(Call 10/15/23)(a)(b)	2,682	2,846,273
		264,156,451
Food Service — 0.3%
Aramark Services Inc.
5.00%, 04/01/25 (Call 02/28/22)(a)(b)	2,860	2,897,752
5.00%, 02/01/28 (Call 02/01/23)(a)	6,291	6,243,817
6.38%, 05/01/25 (Call 05/01/22)(a)	8,080	8,372,900
Bloomin' Brands Inc./OSI Restaurant Partners LLC,
5.13%, 04/15/29 (Call 04/15/24)(a)(b)	1,708	1,690,920

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food Service (continued)
Carrols Restaurant Group Inc., 5.88%, 07/01/29 (Call 07/01/24)(a)(b)	$1,650	$1,419,000
Papa John's International Inc., 3.88%, 09/15/29 (Call 09/15/24)(a)(b)	2,065	1,966,913
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(a)(b)	2,275	2,286,375
10.50%, 05/15/29 (Call 05/15/24)(a)	3,608	3,770,360
		28,648,037
Forest Products & Paper — 0.3%
Ahlstrom-Munksjo Holding 3 Oy, 4.88%, 02/04/28 (Call 02/04/24)(a)	350	337,330
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/15/23)(a)	1,660	1,655,850
5.38%, 02/01/25(a)	550	578,875
Domtar Corp.
6.25%, 09/01/42	322	270,594
6.75%, 10/01/28 (Call 10/01/24)(a)	3,267	3,207,149
6.75%, 02/15/44 (Call 08/15/43)	280	241,706
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(a)(b)	2,655	2,675,842
Mercer International Inc.
5.13%, 02/01/29 (Call 02/01/24)(b)	4,921	4,853,336
5.50%, 01/15/26 (Call 02/28/22)	995	1,002,463
Resolute Forest Products Inc., 4.88%, 03/01/26 (Call 03/01/23)(a)(b)	1,765	1,745,761
Schweitzer-Mauduit International Inc., 6.88%, 10/01/26 (Call 02/28/22)(a)(b)	1,997	1,987,015
Sylvamo Corp., 7.00%, 09/01/29 (Call 09/01/24)(a)(b)	2,580	2,643,778
		21,199,699
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	3,947	4,075,277
5.63%, 05/20/24 (Call 03/20/24)	3,478	3,586,688
5.75%, 05/20/27 (Call 02/20/27)(b)	2,782	2,939,656
5.88%, 08/20/26 (Call 05/20/26)	3,484	3,684,330
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 02/28/22)(a)(b)	2,381	2,381,000
		16,666,951
Hand & Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance Inc.,
9.00%, 02/15/23 (Call 02/28/22)(a)(b)	1,083	1,083,000
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 02/08/22)(a)(b)	1,570	1,617,100
		2,700,100
Health Care - Products — 0.8%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)	4,145	3,979,200
4.63%, 07/15/28 (Call 07/15/23)(a)(b)	8,470	8,448,825
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)(b)	5,047	4,782,032
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	1,777	1,843,638
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(a)	24,230	23,350,451
5.25%, 10/01/29 (Call 10/01/24)(a)	13,265	12,900,212
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28 (Call 02/01/23)(a)	2,268	2,421,090
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)	2,639	2,618,495
4.63%, 11/15/27 (Call 11/15/22)	2,337	2,383,740
Security	Par (000)	Value

Health Care - Products (continued)
Varex Imaging Corp., 7.88%, 10/15/27
(Call 10/15/23)(a)(b)	$1,947	$2,131,751
		64,859,434
Health Care - Services — 5.6%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(a)	2,701	2,660,485
5.50%, 07/01/28 (Call 07/01/23)(a)(b)	2,347	2,368,991
AHP Health Partners Inc., 5.75%, 07/15/29
(Call 07/15/24)(a)	1,950	1,913,486
Air Methods Corp., 8.00%, 05/15/25
(Call 02/28/22)(a)(b)	1,167	948,188
Akumin Escrow Inc., 7.50%, 08/01/28
(Call 08/01/24)(a)(b)	2,180	1,983,800
Akumin Inc., 7.00%, 11/01/25 (Call 11/01/22)(a)(b)	2,530	2,333,925
Cano Health LLC, 6.25%, 10/01/28 (Call 10/01/24)(a)(b)	1,910	1,833,600
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)(b)	2,757	2,577,795
3.50%, 04/01/30 (Call 04/01/25)(a)	3,460	3,235,827
5.00%, 07/15/27 (Call 07/15/22)(a)	2,265	2,307,469
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	12,120	11,527,453
2.50%, 03/01/31 (Call 12/01/30)	11,725	10,883,497
2.63%, 08/01/31 (Call 05/01/31)	6,825	6,386,699
3.00%, 10/15/30 (Call 07/15/30)	11,777	11,429,578
3.38%, 02/15/30 (Call 02/15/25)	10,449	10,253,081
4.25%, 12/15/27 (Call 12/15/22)	13,012	13,328,712
4.63%, 12/15/29 (Call 12/15/24)	18,514	19,251,227
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)(b)	2,810	2,710,807
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	2,633	2,534,263
4.25%, 05/01/28 (Call 05/01/23)(a)(b)	2,519	2,505,649
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)	6,028	5,764,275
5.25%, 05/15/30 (Call 05/15/25)	7,555	7,522,513
5.63%, 03/15/27 (Call 12/15/23)(a)	10,215	10,270,263
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	4,690	4,776,249
6.13%, 04/01/30 (Call 04/01/25)(a)(b)	7,815	7,441,482
6.63%, 02/15/25 (Call 02/04/22)(a)	7,465	7,725,528
6.88%, 04/01/28 (Call 04/01/23)(a)(b)	3,977	3,770,534
6.88%, 04/15/29 (Call 04/15/24)(a)(b)	9,505	9,398,069
8.00%, 03/15/26 (Call 03/15/22)(a)	10,954	11,402,512
8.00%, 12/15/27 (Call 12/15/22)(a)	4,076	4,320,560
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	7,930	7,285,291
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	14,943	14,537,894
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)(b)	4,440	4,428,900
4.63%, 04/01/31 (Call 04/01/26)(b)	2,370	2,324,568
4.75%, 02/01/30 (Call 02/01/25)	4,215	4,162,313
5.75%, 09/15/25 (Call 02/28/22)	1,421	1,435,210
Global Medical Response Inc., 6.50%, 10/01/25 (Call 02/02/22)(a)(b)	3,476	3,477,773
Hadrian Merger Sub Inc., 8.50%, 05/01/26
(Call 02/28/22)(a)(b)	2,321	2,364,519
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	14,690	14,622,279
5.38%, 02/01/25	13,355	14,213,192
5.38%, 09/01/26 (Call 03/01/26)(b)	5,747	6,235,495
5.63%, 09/01/28 (Call 03/01/28)(b)	8,585	9,572,275
5.88%, 05/01/23	5,447	5,671,689

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.88%, 02/15/26 (Call 08/15/25)	$8,435	$9,181,582
5.88%, 02/01/29 (Call 08/01/28)	5,094	5,756,220
7.50%, 11/06/33(b)	1,075	1,481,812
7.69%, 06/15/25	909	1,033,988
IQVIA Inc.
5.00%, 10/15/26 (Call 02/28/22)(a)	5,261	5,382,003
5.00%, 05/15/27 (Call 05/15/22)(a)(b)	6,228	6,369,376
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 02/28/22)(a)(b)	2,852	2,794,532
6.75%, 04/15/25 (Call 04/15/22)(a)	3,365	3,482,775
Lifepoint Health Inc., 5.38%, 01/15/29
(Call 01/15/24)(a)(b)	3,185	3,029,731
MEDNAX Inc., 6.25%, 01/15/27 (Call 02/11/22)(a)(b)	6,031	6,301,370
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)	2,480	2,402,054
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(a)(b)	2,972	3,083,450
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)(b)	3,638	3,587,978
3.88%, 05/15/32 (Call 02/15/32)(a)(b)	4,125	3,980,625
4.38%, 06/15/28 (Call 06/15/23)(a)(b)	3,925	3,935,441
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/22)(a)(b)	4,980	5,191,650
Quorum Health Corp., 11.63%, 04/15/23(f)	1,183	—
Radiology Partners Inc., 9.25%, 02/01/28
(Call 02/01/23)(a)(b)	4,051	4,030,745
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 02/28/22)(a)	7,189	7,563,044
RP Escrow Issuer LLC, 5.25%, 12/15/25
(Call 12/15/22)(a)(b)	4,354	4,229,780
Select Medical Corp., 6.25%, 08/15/26
(Call 08/15/22)(a)	6,517	6,698,303
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 02/28/22)(a)(b)	2,223	2,225,779
10.00%, 04/15/27 (Call 04/15/22)(a)	3,077	3,234,696
Syneos Health Inc., 3.63%, 01/15/29
(Call 01/15/24)(a)(b)	3,500	3,317,230
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(a)	7,500	7,230,731
4.38%, 01/15/30 (Call 12/01/24)(a)	7,770	7,487,630
4.63%, 07/15/24 (Call 02/28/22)(b)	3,593	3,607,300
4.63%, 09/01/24 (Call 02/14/22)(a)	2,997	3,030,370
4.63%, 06/15/28 (Call 06/15/23)(a)(b)	2,958	2,930,017
4.88%, 01/01/26 (Call 03/01/22)(a)	11,180	11,230,534
5.13%, 11/01/27 (Call 11/01/22)(a)(b)	8,062	8,079,817
6.13%, 10/01/28 (Call 10/01/23)(a)	13,335	13,378,605
6.25%, 02/01/27 (Call 02/28/22)(a)	7,989	8,174,425
6.75%, 06/15/23	9,949	10,420,234
6.88%, 11/15/31	1,708	1,844,640
7.50%, 04/01/25 (Call 04/01/22)(a)	3,310	3,448,265
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/23)(a)	2,595	2,607,975
US Acute Care Solutions LLC, 6.38%, 03/01/26(a)	345	346,725
US Renal Care Inc., 10.63%, 07/15/27
(Call 07/15/22)(a)	3,064	3,125,280
		460,934,627
Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC
5.00%, 01/15/32 (Call 01/15/27)(a)	1,660	1,639,250
5.25%, 04/15/29 (Call 04/15/24)(a)	5,217	5,149,387
Security	Par (000)	Value

Holding Companies - Diversified (continued)
FS Energy & Power Fund, 7.50%, 08/15/23
(Call 05/15/23)(a)(b)	$2,589	$2,689,324
Hightower Holding LLC, 6.75%, 04/15/29
(Call 04/15/24)(a)	1,725	1,759,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	3,870	3,678,609
4.75%, 09/15/24 (Call 06/15/24)	6,181	6,269,883
5.25%, 05/15/27 (Call 11/15/26)(b)	8,149	8,207,673
6.25%, 05/15/26 (Call 05/15/22)(b)	6,900	7,093,200
6.38%, 12/15/25 (Call 02/28/22)(b)	3,236	3,293,957
6.75%, 02/01/24 (Call 02/18/22)	1,896	1,896,000
Stena AB, 7.00%, 02/01/24(a)(b)	2,746	2,814,650
Stena International SA
5.75%, 03/01/24(a)(b)	1,739	1,773,780
6.13%, 02/01/25 (Call 02/08/22)(a)(b)	1,690	1,734,058
		47,999,271
Home Builders — 1.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (Call 08/01/24)(a)(b)	1,765	1,738,525
4.63%, 04/01/30 (Call 04/01/25)(a)	2,050	2,021,485
6.63%, 01/15/28 (Call 01/15/23)(a)(b)	1,150	1,209,122
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)(b)	1,539	1,577,475
7.25%, 10/15/29 (Call 10/15/24)(b)	2,260	2,412,550
Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	2,804	2,724,142
5.00%, 06/15/29 (Call 06/15/24)(a)	1,806	1,782,883
6.25%, 09/15/27 (Call 09/15/22)(a)	3,114	3,211,312
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)	2,690	2,581,727
6.75%, 06/01/27 (Call 06/01/22)	2,616	2,721,981
Empire Communities Corp., 7.00%, 12/15/25
(Call 12/15/22)(a)(b)	3,047	3,099,774
Forestar Group Inc.
3.85%, 05/15/26 (Call 05/15/23)(a)(b)	2,435	2,386,300
5.00%, 03/01/28 (Call 03/01/23)(a)(b)	1,477	1,488,078
Installed Building Products Inc., 5.75%, 02/01/28 (Call 02/01/23)(a)	1,396	1,431,877
K Hovnanian Enterprises Inc., 10.50%, 02/15/26 (Call 02/28/22)(a)(b)	55	58,300
KB Home
4.00%, 06/15/31 (Call 12/15/30)(b)	2,010	1,979,850
4.80%, 11/15/29 (Call 05/15/29)(b)	1,419	1,480,755
6.88%, 06/15/27 (Call 12/15/26)	1,918	2,172,135
7.63%, 05/15/23 (Call 11/15/22)(b)	1,565	1,625,644
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(a)(b)	1,760	1,663,270
M/I Homes Inc.
3.95%, 02/15/30 (Call 08/15/29)	1,575	1,496,250
4.95%, 02/01/28 (Call 02/01/23)(b)	2,177	2,198,770
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)	3,351	3,303,851
5.25%, 12/15/27 (Call 12/15/22)(a)(b)	2,381	2,422,977
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)	2,335	2,349,594
5.13%, 06/06/27 (Call 12/06/26)	1,353	1,447,710
6.00%, 06/01/25 (Call 03/01/25)(b)	2,382	2,572,560
New Home Co. Inc. (The), 7.25%, 10/15/25
(Call 10/15/22)(a)(b)	1,770	1,792,125

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Picasso Finance Sub Inc., 6.13%, 06/15/25
(Call 06/15/22)(a)(b)	$2,678	$2,775,693
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 02/15/23)(a)(b)	2,363	2,324,601
4.75%, 04/01/29 (Call 04/01/24)(a)(b)	1,896	1,862,000
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	2,685	2,782,895
5.75%, 01/15/28 (Call 10/15/27)(a)	2,654	2,826,510
5.88%, 06/15/27 (Call 03/15/27)(a)	2,826	3,030,885
6.63%, 07/15/27 (Call 07/15/22)(a)(b)	1,263	1,313,520
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(a)	1,442	1,521,036
5.88%, 04/15/23 (Call 01/15/23)(a)	1,207	1,237,175
Thor Industries Inc., 4.00%, 10/15/29
(Call 10/15/24)(a)(b)	2,330	2,219,325
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(b)	375	386,829
4.35%, 02/15/28 (Call 11/15/27)(b)	375	398,438
4.38%, 04/15/23 (Call 01/15/23)	767	782,340
4.88%, 11/15/25 (Call 08/15/25)	1,046	1,129,471
4.88%, 03/15/27 (Call 12/15/26)	775	839,360
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24.	2,418	2,555,294
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)(b)	1,932	1,992,375
5.70%, 06/15/28 (Call 12/15/27)	1,767	1,873,126
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	2,295	2,315,081
Winnebago Industries Inc., 6.25%, 07/15/28
(Call 07/15/23)(a)(b)	1,475	1,569,017
		92,685,993
Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)	4,320	4,028,746
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	4,180	4,007,282
		8,036,028
Household Products & Wares — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29
(Call 03/15/24)(a)(b)	3,114	2,973,200
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	2,761	2,654,011
4.13%, 04/30/31 (Call 04/30/26)(a)	2,314	2,209,870
5.13%, 02/01/28 (Call 01/01/23)(b)	1,106	1,143,328
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)(b)	2,370	2,215,950
7.00%, 12/31/27 (Call 12/31/23)(a)(b)	3,235	2,927,675
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(b)	2,843	2,672,420
5.00%, 10/01/29 (Call 10/01/24)(a)(b)	1,671	1,725,308
5.50%, 07/15/30 (Call 07/15/25)(a)(b)	1,544	1,609,620
5.75%, 07/15/25 (Call 02/28/22)	2,230	2,271,812
		22,403,194
Housewares — 0.5%
American Greetings Corp., 8.75%, 04/15/25 (Call 02/28/22)(a)	1,559	1,586,282
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(a)	3,850	4,008,812
Security	Par (000)	Value

Housewares (continued)
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)	$5,501	$5,600,018
4.70%, 04/01/26 (Call 01/01/26)	10,714	11,220,665
4.88%, 06/01/25 (Call 05/01/25)	2,435	2,556,433
5.88%, 04/01/36 (Call 10/01/35)	2,398	2,819,425
6.00%, 04/01/46 (Call 10/01/45)	3,427	4,043,860
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/29 (Call 10/15/24)(b)	2,286	2,324,611
5.25%, 12/15/26 (Call 02/14/22)(b)	914	934,565
Scotts Miracle-Gro Co./The
4.00%, 04/01/31	2,762	2,637,710
4.38%, 02/01/32 (Call 08/01/26)	2,395	2,326,623
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(Call 10/01/24)(a)	3,305	3,073,650
		43,132,654
Insurance — 1.2%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(b)	3,731	3,522,512
6.00%, 08/01/29 (Call 08/01/24)(a)(b)	2,680	2,546,000
7.00%, 11/15/25 (Call 02/28/22)(a)	5,452	5,442,732
10.13%, 08/01/26 (Call 08/01/22)(a)	1,872	2,019,420
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)(b)	3,704	3,602,140
5.88%, 11/01/29 (Call 11/01/24)(a)	2,430	2,381,400
6.75%, 10/15/27 (Call 10/15/22)(a)(b)	7,396	7,310,058
AmWINS Group Inc., 4.88%, 06/30/29
(Call 06/30/24)(a)(b)	4,180	4,091,175
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28)(d)	1,838	2,081,535
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(a)(b)	2,932	2,725,704
7.00%, 08/15/25 (Call 02/28/22)(a)	2,945	2,940,583
BroadStreet Partners Inc., 5.88%, 04/15/29
(Call 04/15/24)(a)(b)	3,940	3,756,790
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27)	3,000	2,958,361
5.75%, 09/01/40 (Call 09/01/25)(b)(d)	1,875	1,940,569
Genworth Holdings Inc.
4.80%, 02/15/24	1,484	1,509,970
6.50%, 06/15/34	1,645	1,643,774
Global Atlantic Fin Co., 4.70%, 10/15/51
(Call 07/15/26)(a)(d)	4,050	4,037,183
GTCR AP Finance Inc., 8.00%, 05/15/27
(Call 05/15/22)(a)(b)	2,922	2,965,830
HUB International Ltd.
5.63%, 12/01/29 (Call 12/01/24)(a)(b)	2,850	2,800,125
7.00%, 05/01/26 (Call 02/08/22)(a)	9,457	9,707,610
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 09/15/26)(a)(b)(d)	2,650	2,610,250
4.30%, 02/01/61 (Call 02/01/26)(a)	4,850	4,308,595
7.80%, 03/07/87(a)(b)	1,734	2,358,240
MGIC Investment Corp., 5.25%, 08/15/28
(Call 08/15/23)	3,619	3,741,322
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)(b)	2,229	2,473,298
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	2,681	2,741,323
4.88%, 03/15/27 (Call 09/15/26)	2,644	2,736,540
6.63%, 03/15/25 (Call 09/15/24)	2,528	2,725,184

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
USI Inc./NY, 6.88%, 05/01/25 (Call 02/28/22)(a)	$3,588	$3,588,000
		97,266,223
Internet — 1.3%
Acuris Finance Us Inc./Acuris Finance SARL, 5.00%, 05/01/28 (Call 05/01/24)(a)	1,950	1,864,688
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(a)(b)	2,675	2,448,722
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)	4,940	4,664,793
6.13%, 12/01/28 (Call 12/01/23)(a)	2,680	2,602,950
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 09/15/23)(a)(b)	2,791	2,617,009
5.63%, 09/15/28 (Call 09/15/23)(a)(b)	2,060	1,966,249
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(a)	1,805	1,877,200
Cogent Communications Group Inc., 3.50%, 05/01/26 (Call 02/01/26)(a)(b)	2,675	2,621,500
Endure Digital Inc., 6.00%, 02/15/29
(Call 02/15/24)(a)(b)	3,866	3,440,740
Getty Images Inc., 9.75%, 03/01/27 (Call 03/01/22)(a)	1,628	1,714,007
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	4,245	3,958,802
5.25%, 12/01/27 (Call 06/01/22)(a)	2,823	2,893,575
GrubHub Holdings Inc., 5.50%, 07/01/27
(Call 07/01/22)(a)(b)	2,765	2,687,303
ION Trading Technologies Sarl, 5.75%, 05/15/28 (Call 05/15/24)(a)(b)	2,435	2,431,153
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	2,800	2,565,731
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	2,770	2,659,200
4.63%, 06/01/28 (Call 06/01/23)(a)	2,674	2,640,575
5.00%, 12/15/27 (Call 12/15/22)(a)	1,702	1,750,933
5.63%, 02/15/29 (Call 02/15/24)(a)(b)	1,574	1,636,960
Millennium Escrow Corp., 6.63%, 08/01/26
(Call 08/01/23)(a)(b)	4,179	4,143,729
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc.
4.75%, 04/30/27 (Call 10/15/23)(a)	1,640	1,562,100
6.00%, 02/15/28 (Call 02/15/24)(a)(b)	1,465	1,377,540
10.75%, 06/01/28 (Call 06/01/23)(a)(b)	1,255	1,362,754
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 02/08/22)(a)	5,579	5,595,012
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)(b)	4,249	4,291,320
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(b)(d)(e)	3,900	3,861,000
6.25%, (Call 04/22/31)(a)(b)(d)(e)	5,625	5,807,812
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)(b)	2,558	2,679,505
Twitter Inc., 3.88%, 12/15/27 (Call 09/15/27)(a)	3,848	3,838,207
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)(b)	7,905	7,667,850
6.25%, 01/15/28 (Call 09/15/23)(a)(b)	2,479	2,571,962
7.50%, 05/15/25 (Call 05/15/22)(a)	6,091	6,366,770
7.50%, 09/15/27 (Call 09/15/22)(a)	6,111	6,506,993
		106,674,644
Iron & Steel — 0.7%
Allegheny Technologies Inc.
4.88%, 10/01/29 (Call 10/01/24)(b)	1,639	1,609,219
5.13%, 10/01/31 (Call 10/01/26)(b)	1,885	1,845,698
5.88%, 12/01/27 (Call 12/01/22)(b)	2,055	2,094,199
Baffinland Iron Mines Corp./Baffinland Iron Mines LP,
8.75%, 07/15/26 (Call 02/28/22)(a)	3,361	3,499,641
Security	Par (000)	Value

Iron & Steel (continued)
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(a)	$3,939	$4,179,870
Carpenter Technology Corp.
4.45%, 03/01/23 (Call 12/01/22)	1,135	1,145,537
6.38%, 07/15/28 (Call 07/15/23)	2,502	2,597,994
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(a)	2,625	2,561,291
4.88%, 03/01/31 (Call 03/01/26)(a)(b)	2,895	2,837,100
5.88%, 06/01/27 (Call 06/01/22)(b)	2,496	2,583,185
6.25%, 10/01/40(b)	1,471	1,535,503
6.75%, 03/15/26 (Call 03/15/22)(a)	4,833	5,063,969
9.88%, 10/17/25 (Call 10/17/22)(a)	3,261	3,644,820
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)(b)	2,070	1,975,215
4.13%, 01/15/30 (Call 01/15/25)	1,480	1,468,900
4.38%, 03/15/32 (Call 03/15/27)	1,590	1,580,676
4.88%, 05/15/23 (Call 02/15/23)	919	941,975
5.38%, 07/15/27 (Call 02/15/22)(b)	1,777	1,856,965
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24
(Call 02/28/22)(a)(b)	1,500	1,537,500
Mineral Resources Ltd., 8.13%, 05/01/27
(Call 05/01/22)(a)	4,323	4,615,883
TMS International Corp./DE, 6.25%, 04/15/29
(Call 04/15/24)(a)	1,934	1,866,310
United States Steel Corp.
6.65%, 06/01/37(b)	1,784	1,858,375
6.88%, 03/01/29 (Call 03/01/24)(b)	4,292	4,334,920
		57,234,745
Leisure Time — 1.9%
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(a)	12,745	12,124,064
5.75%, 03/01/27 (Call 12/01/26)(a)	18,930	18,157,656
6.00%, 05/01/29 (Call 11/01/24)(a)(b)	10,655	10,250,110
7.63%, 03/01/26 (Call 03/01/24)(a)	7,713	7,867,260
9.88%, 08/01/27 (Call 02/01/24)(a)(b)	4,778	5,357,332
10.50%, 02/01/26 (Call 08/01/23)(a)(b)	3,896	4,375,208
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 02/28/22)(a)(b)	2,219	2,074,765
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)	4,790	4,809,160
8.00%, 04/15/26 (Call 02/01/23)(a)(b)	3,100	3,169,750
Lindblad Expeditions LLC, 6.75%, 02/15/27
(Call 02/15/24)(a)	1,311	1,321,540
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(Call 06/01/24)(a)(b)	2,805	2,664,750
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 02/08/22)(a)(b)	3,102	2,860,571
5.88%, 03/15/26 (Call 12/15/25)(a)	7,859	7,485,697
10.25%, 02/01/26 (Call 08/01/23)(a)	2,243	2,540,198
12.25%, 05/15/24 (Call 02/15/24)(a)	2,003	2,332,894
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	2,902	2,744,421
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	2,651	2,392,528
4.25%, 07/01/26 (Call 01/01/26)(a)(b)	3,515	3,282,237
5.50%, 08/31/26 (Call 02/28/26)(a)(b)	5,275	5,143,125
5.50%, 04/01/28 (Call 10/01/27)(a)(b)	8,190	7,946,675
7.50%, 10/15/27(b)	1,460	1,613,300
9.13%, 06/15/23 (Call 03/15/23)(a)(b)	5,226	5,505,591
10.88%, 06/01/23 (Call 03/01/23)(a)	4,715	5,048,350
11.50%, 06/01/25 (Call 06/01/22)(a)	7,916	8,760,887

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
Ryan Specialty Group LLC, 4.38%, 02/01/30
(Call 02/01/25)(a)	$2,275	$2,263,625
Ryan Specialty Group., 5.38%, 07/15/27
(Call 10/15/26)(a)	3,514	3,395,930
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(a)(b)	4,520	4,124,500
6.25%, 05/15/25 (Call 02/28/22)(a)	1,077	1,060,845
7.00%, 02/15/29 (Call 02/15/24)(a)(b)	2,767	2,649,486
13.00%, 05/15/25 (Call 05/15/22)(a)(b)	2,878	3,216,165
Viking Ocrean Cruises shi, 5.63%, 02/15/29
(Call 02/15/24)(a)	1,820	1,779,050
Vista Outdoor Inc., 4.50%, 03/15/29
(Call 03/15/24)(a)(b)	2,780	2,697,990
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	3,577	3,471,335
		154,486,995
Lodging — 1.6%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 02/28/22)(a)(b)	2,022	2,047,275
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(b)	5,360	5,332,825
4.75%, 06/15/31 (Call 06/15/26)(a)	4,575	4,490,545
8.63%, 06/01/25 (Call 06/01/22)(a)	1,789	1,897,950
Full House Resorts Inc., 8.25%, 02/15/28
(Call 02/15/24)(a)	1,859	1,905,475
Genting New York LLC, 3.30%, 02/15/26
(Call 01/15/26)(a)	2,750	2,678,196
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	7,955	7,548,738
3.75%, 05/01/29 (Call 05/01/24)(a)(b)	4,439	4,325,273
4.00%, 05/01/31 (Call 05/01/26)(a)	5,505	5,410,094
4.88%, 01/15/30 (Call 01/15/25)(b)	5,486	5,661,881
5.38%, 05/01/25 (Call 05/01/22)(a)(b)	2,705	2,770,921
5.75%, 05/01/28 (Call 05/01/23)(a)	2,314	2,442,473
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)(b)	2,705	2,617,953
5.00%, 06/01/29 (Call 06/01/24)(a)	4,320	4,298,400
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/22)(b)	2,976	3,035,550
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(a)(b)	2,390	2,344,686
4.75%, 01/15/28 (Call 09/15/22)	1,781	1,767,642
6.13%, 09/15/25 (Call 05/15/22)(a)	1,270	1,312,863
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	2,211	2,227,582
4.75%, 10/15/28 (Call 07/15/28)	3,992	3,959,425
5.50%, 04/15/27 (Call 01/15/27)(b)	3,714	3,835,021
5.75%, 06/15/25 (Call 03/15/25)(b)	3,415	3,585,750
6.00%, 03/15/23(b)	6,246	6,448,995
6.75%, 05/01/25 (Call 05/01/22)(b)	3,930	4,067,550
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(a)	3,400	3,301,264
4.63%, 12/01/31 (Call 06/01/31)(a)(b)	2,740	2,603,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25
(Call 02/28/22)(a)(b)	1,432	1,428,420
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)(b)	1,059	1,064,295
4.50%, 12/01/29 (Call 09/01/29)(a)	3,435	3,315,840
4.63%, 03/01/30 (Call 12/01/29)(a)	1,808	1,769,580
5.65%, 04/01/24 (Call 02/01/24)(b)	1,428	1,502,934
Security	Par (000)	Value

Lodging (continued)
6.00%, 04/01/27 (Call 01/01/27)	$2,619	$2,723,760
6.60%, 10/01/25 (Call 07/01/25)(b)	1,918	2,090,620
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	3,648	3,894,240
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)(b)	3,720	3,924,600
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(a)	2,498	2,478,516
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	2,042	2,042,000
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	4,710	4,633,792
5.50%, 03/01/25 (Call 12/01/24)(a)	9,827	9,878,984
		132,664,908
Machinery — 0.6%
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(a)(b)	2,225	2,191,625
Clark Equipment Co., 5.88%, 06/01/25
(Call 06/01/22)(a)(b)	1,090	1,123,790
Cleaver-Brooks Inc., 7.88%, 03/01/23
(Call 02/28/22)(a)(b)	2,088	2,014,920
Colfax Corp., 6.38%, 02/15/26 (Call 02/28/22)(a)	1,706	1,752,915
GrafTech Finance Inc., 4.63%, 12/15/28
(Call 12/15/23)(a)	2,875	2,776,761
Granite US Holdings Corp., 11.00%, 10/01/27
(Call 10/01/22)(a)(b)	1,865	1,995,550
Husky III Holding Ltd. , 13.00%, 02/15/25
(Call 02/28/22), (13.75% PIK)(a)(b)(c)	2,327	2,431,715
Manitowoc Co. Inc. (The), 9.00%, 04/01/26
(Call 04/01/22)(a)(b)	1,434	1,491,360
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 02/28/22)(a)(b)	1,107	1,138,937
Mueller Water Products Inc., 4.00%, 06/15/29
(Call 06/15/24)(a)(b)	2,375	2,327,500
OT Merger Corp., 7.88%, 10/15/29 (Call 10/15/24)(a)	1,670	1,619,032
Stevens Holding Co. Inc., 6.13%, 10/01/26
(Call 10/01/23)(a)	2,080	2,171,000
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)(b)	3,221	3,194,910
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 02/28/22)(a)(b)	4,119	4,196,231
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(Call 07/15/23)(a)(b)	2,371	2,495,478
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27
(Call 07/15/23)(a)	8,546	8,652,825
Vertiv Group Corp., 4.13%, 11/15/28
(Call 11/15/24)(a)(b)	4,375	4,263,481
Weir Group PLC (The), 2.20%, 05/13/26
(Call 04/13/26)(a)(b)	3,900	3,797,139
Welbilt Inc., 9.50%, 02/15/24 (Call 02/28/22)(b)	1,790	1,800,167
		51,435,336
Manufacturing — 0.4%
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(a)(b)	2,276	2,264,620
5.63%, 07/01/27 (Call 07/01/22)(a)	1,355	1,390,162
EnPro Industries Inc., 5.75%, 10/15/26
(Call 02/28/22)(b)	1,252	1,298,950
FXI Holdings Inc.
7.88%, 11/01/24 (Call 02/28/22)(a)(b)	2,854	2,885,965
12.25%, 11/15/26 (Call 11/15/22)(a)	4,204	4,604,347
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 02/28/22)(a)(b)	2,981	3,079,373

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)(b)	$1,661	$1,590,407
5.00%, 09/15/26 (Call 07/15/26)	1,617	1,754,445
5.75%, 06/15/25 (Call 06/15/22)(b)	2,224	2,290,720
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)	2,720	2,760,800
Trinity Industries Inc., 4.55%, 10/01/24
(Call 07/01/24)(b)	1,773	1,826,350
Victoria's Secret & Co., 4.63%, 07/15/29
(Call 07/15/24)(a)	3,305	3,184,781
		28,930,920
Media — 7.8%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)(b)	6,401	5,954,722
5.75%, 08/15/29 (Call 08/15/24)(a)(b)	10,935	10,220,726
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	5,537	5,325,597
4.75%, 08/01/25 (Call 02/28/22)(b)	4,195	4,229,986
5.00%, 04/01/24 (Call 02/28/22)	1,938	1,933,155
Audacy Capital Corp.
6.50%, 05/01/27 (Call 05/01/22)(a)(b)	2,494	2,369,300
6.75%, 03/31/29 (Call 03/31/24)(a)(b)	3,101	2,914,940
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 02/01/23)(a)(b)	1,900	1,876,250
Block Communications Inc., 4.88%, 03/01/28
(Call 03/01/23)(a)(b)	1,758	1,728,905
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)	3,579	3,370,344
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 02/14/22)(a)	2,076	2,065,620
4.25%, 02/01/31 (Call 07/01/25)(a)	15,845	15,115,813
4.25%, 01/15/34 (Call 01/15/28)(a)(b)	10,650	9,853,912
4.50%, 08/15/30 (Call 02/15/25)(a)(b)	14,528	14,164,800
4.50%, 05/01/32 (Call 05/01/26)(b)	15,580	15,015,225
4.50%, 06/01/33 (Call 06/01/27)(a)(b)	9,274	8,820,501
4.75%, 03/01/30 (Call 09/01/24)(a)	16,335	16,209,139
4.75%, 02/01/32 (Call 02/01/27)	2,455	2,414,984
5.00%, 02/01/28 (Call 08/01/22)(a)	13,433	13,596,883
5.13%, 05/01/27 (Call 05/01/22)(a)	17,713	18,156,711
5.38%, 06/01/29 (Call 06/01/24)(a)	8,172	8,421,001
5.50%, 05/01/26 (Call 02/28/22)(a)	3,278	3,355,852
Cengage Learning Inc., 9.50%, 06/15/24 (Call 02/28/22)(a)(b)	3,797	3,812,644
Clear Channel Worldwide Holdings Inc., 5.13%,
08/15/27 (Call 08/15/22)(a)	6,185	6,185,000
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	5,205	4,541,362
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	5,783	5,292,544
4.50%, 11/15/31 (Call 11/15/26)(a)(b)	7,990	7,444,603
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	12,520	11,142,800
5.00%, 11/15/31 (Call 11/15/26)(a)(b)	2,730	2,459,921
5.25%, 06/01/24(b)	4,288	4,416,769
5.38%, 02/01/28 (Call 02/01/23)(a)	5,110	5,125,023
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	6,361	6,502,723
5.75%, 01/15/30 (Call 01/15/25)(a)(b)	12,020	11,326,206
6.50%, 02/01/29 (Call 02/01/24)(a)	9,204	9,582,284
7.50%, 04/01/28 (Call 04/01/23)(a)	5,703	5,895,419
Cumulus Media New Holdings Inc., 6.75%, 07/01/26
(Call 07/01/22)(a)(b)	2,731	2,810,090
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)(b)	14,788	6,839,450
Security	Par (000)	Value

Media (continued)
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	$6,320	$1,655,050
Directv Financing LLC/Directv Financing Co.-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	20,011	20,085,041
DISH DBS Corp.
5.00%, 03/15/23	7,382	7,498,968
5.25%, 12/01/26 (Call 06/01/26)(a)	15,080	14,627,600
5.75%, 12/01/28 (Call 12/01/27)(a)(b)	13,300	12,727,035
5.88%, 11/15/24	10,517	10,591,671
7.38%, 07/01/28 (Call 07/01/23)(b)	5,225	5,049,179
7.75%, 07/01/26	10,716	11,027,943
5.13%, 06/01/29	8,038	7,013,155
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)	5,320	5,184,553
6.75%, 01/15/30 (Call 01/15/25)	6,920	6,724,164
Gannett Holdings LLC, 6.00%, 11/01/26
(Call 11/01/23)(a)	2,284	2,312,550
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)(b)	3,434	3,394,337
Gray Escrow II Inc., 5.38%, 11/15/31
(Call 11/15/26)(a)(b)	6,835	6,739,276
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	4,666	4,473,178
5.88%, 07/15/26 (Call 02/28/22)(a)	2,830	2,900,750
7.00%, 05/15/27 (Call 05/15/22)(a)	4,235	4,487,131
Houghton Mifflin Harcourt Publishers Inc., 9.00%, 02/15/25 (Call 02/28/22)(a)	1,654	1,736,700
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	2,874	2,852,416
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	3,516	3,572,256
6.38%, 05/01/26 (Call 05/01/22)(b)	4,082	4,229,007
8.38%, 05/01/27 (Call 05/01/22)(b)	8,194	8,569,818
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)	4,410	4,324,887
6.75%, 10/15/27 (Call 10/15/22)(a)(b)	6,157	6,387,764
Liberty Interactive LLC
8.25%, 02/01/30(b)	2,642	2,743,928
8.50%, 07/15/29(b)	1,660	1,724,043
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)	4,950	4,702,500
8.00%, 08/01/29 (Call 08/01/24)(a)	3,900	3,646,500
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 08/15/22)(a)(b)	1,988	2,015,335
News Corp., 3.88%, 05/15/29 (Call 05/15/24)(a)	5,549	5,324,820
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(b)	5,620	5,553,796
5.63%, 07/15/27 (Call 07/15/22)(a)	9,589	9,828,725
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)	4,765	4,587,170
6.50%, 09/15/28 (Call 09/15/23)(a)(b)	5,605	5,408,825
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)(b)	2,671	2,549,096
5.38%, 01/15/31 (Call 01/15/26)(a)	2,840	2,809,129
Scripps Escrow Inc., 5.88%, 07/15/27
(Call 07/15/22)(a)(b)	2,776	2,831,520
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	3,965	3,647,800
5.13%, 02/15/27 (Call 02/14/22)(a)	2,095	1,972,652
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	2,590	2,395,880
5.88%, 03/15/26 (Call 02/28/22)(a)(b)	1,444	1,460,592

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)	$5,479	$5,253,265
3.88%, 09/01/31 (Call 09/01/26)(a)	8,225	7,608,125
4.00%, 07/15/28 (Call 07/15/24)(a)	10,840	10,487,700
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	7,902	7,528,472
5.00%, 08/01/27 (Call 08/01/22)(a)(b)	7,726	7,889,019
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	6,361	6,601,350
Spanish Broadcasting System Inc., 9.75%, 03/01/26 (Call 09/01/23)(a)(b)	1,686	1,736,580
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(b)	5,565	5,453,700
4.75%, 03/15/26 (Call 03/15/23)(a)(b)	2,573	2,614,811
5.00%, 09/15/29 (Call 09/15/24)(b)	6,004	5,908,897
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	5,400	5,508,000
Townsquare Media Inc., 6.88%, 02/01/26
(Call 02/01/23)(a)	3,043	3,160,247
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)(b)	5,770	5,714,839
5.13%, 02/15/25 (Call 02/08/22)(a)	7,067	7,121,840
6.63%, 06/01/27 (Call 06/01/23)(a)	8,857	9,342,939
9.50%, 05/01/25 (Call 05/01/22)(a)	1,701	1,803,060
UPC Broadband Finco BV, 4.88%, 07/15/31
(Call 07/15/26)(a)	7,075	7,009,202
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)	2,669	2,710,943
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(a)(b)	4,585	4,659,506
ViacomCBS Inc., 6.25%, 02/28/57 (Call 02/28/27)(b)(d)	3,156	3,471,600
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	2,670	2,586,562
5.13%, 04/15/27 (Call 04/15/22)(a)(b)	3,234	3,305,536
5.38%, 06/15/24 (Call 03/15/24)(a)	3,186	3,326,057
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)	5,005	4,717,713
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)	4,950	4,702,549
5.50%, 05/15/29 (Call 05/15/24)(a)	7,438	7,579,690
Virgin Media Vendor Financing Notes IV DAC, 5.00%,
07/15/28 (Call 07/15/23)(a)	2,555	2,408,088
VZ Secured Financing BV, 5.00%, 01/15/32
(Call 01/15/27)(a)	5,720	5,516,254
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)(b)	2,735	2,594,517
6.00%, 01/15/27 (Call 02/28/22)(a)	3,134	3,222,065
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)	5,250	5,079,375
		638,480,445
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(a)	1,746	1,758,519
Park-Ohio Industries Inc., 6.63%, 04/15/27
(Call 04/15/22)(b)	1,923	1,730,700
Roller Bearing Co of America Inc., 4.38%, 10/15/29
(Call 10/15/24)(a)(b)	2,355	2,331,167
		5,820,386
Mining — 1.3%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(a)(b)	2,400	2,410,752
5.50%, 12/15/27 (Call 06/15/23)(a)(b)	3,885	4,088,962
6.13%, 05/15/28 (Call 05/15/23)(a)	3,149	3,347,387
Security	Par (000)	Value

Mining (continued)
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/22)(a)	$3,735	$3,847,050
6.13%, 02/15/28 (Call 02/15/23)(a)	5,043	5,231,860
Century Aluminum Co., 7.50%, 04/01/28
(Call 04/01/24)(a)(b)	1,632	1,729,920
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(a)(b)	2,196	2,094,435
Compass Minerals International Inc.
4.88%, 07/15/24 (Call 05/15/24)(a)(b)	1,350	1,371,610
6.75%, 12/01/27 (Call 12/01/22)(a)	2,830	2,964,991
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	2,950	2,789,402
5.63%, 06/15/28 (Call 06/15/23)(a)	1,695	1,737,375
5.88%, 02/15/26 (Call 02/28/22)(a)	1,409	1,421,329
Eldorado Gold Corp., 6.25%, 09/01/29
(Call 09/01/24)(a)	2,725	2,724,809
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)(b)	8,305	8,356,906
4.50%, 09/15/27 (Call 06/15/27)(a)	3,207	3,282,621
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	4,094	4,237,290
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	3,554	3,602,867
4.25%, 03/01/30 (Call 03/01/25)	625	636,700
4.55%, 11/14/24 (Call 08/14/24)	964	1,012,489
4.63%, 08/01/30 (Call 08/01/25)(b)	2,025	2,106,709
5.00%, 09/01/27 (Call 09/01/22)(b)	1,116	1,155,395
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)(b)	2,831	3,029,170
Hudbay Minerals Inc.
4.50%, 04/01/26 (Call 04/01/23)(a)	3,248	3,197,396
6.13%, 04/01/29 (Call 04/01/24)(a)	3,421	3,557,840
IAMGOLD Corp., 5.75%, 10/15/28 (Call 10/15/23)(a)	2,381	2,234,807
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28 (Call 08/01/23)(a)	1,897	2,044,018
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 02/14/22)(a)(b)	1,289	1,343,783
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	3,140	2,983,000
4.63%, 03/01/28 (Call 03/01/23)(a)(b)	2,612	2,505,744
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(a)(b)	2,230	2,341,500
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(a)(b)	4,107	3,978,451
3.88%, 08/15/31 (Call 08/15/26)(a)(b)	4,135	3,894,219
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	8,397	8,355,015
Perenti Finance Pty Ltd., 6.50%, 10/07/25
(Call 10/07/22)(a)(b)	2,435	2,487,109
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)	2,250	2,281,275
		104,384,186
Office & Business Equipment — 0.4%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	2,606	2,471,869
3.57%, 12/01/31 (Call 09/01/31)	1,478	1,471,275
4.13%, 05/01/25 (Call 05/01/22)	2,203	2,230,537
4.25%, 04/01/28 (Call 10/01/22)	1,829	1,808,040
5.50%, 12/01/24 (Call 06/01/24)	243	256,669
Pitney Bowes Inc.
6.88%, 03/15/27 (Call 03/15/24)(a)(b)	2,150	2,122,760
7.25%, 03/15/29 (Call 03/15/24)(a)(b)	1,900	1,904,750
Xerox Corp.
3.80%, 05/15/24(b)	1,168	1,188,440
4.38%, 03/15/23 (Call 02/15/23)	4,875	4,941,446
4.80%, 03/01/35	1,717	1,595,093

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office & Business Equipment (continued)
6.75%, 12/15/39(b)	$1,893	$1,969,307
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(b)	3,800	3,849,742
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	4,116	4,138,967
		29,948,895
Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(a)(b)	1,402	1,440,555

Oil & Gas — 7.4%
Aethon United BR LP/Aethon United Finance Corp.,
8.25%, 02/15/26 (Call 02/15/23)(a)(b)	4,255	4,481,068
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/22)(b)	3,548	3,591,605
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	3,250	3,363,100
7.63%, 02/01/29 (Call 02/01/24)(a)	3,208	3,496,720
8.38%, 07/15/26 (Call 01/15/24)(a)(b)	1,993	2,222,873
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	3,240	3,278,880
4.38%, 10/15/28 (Call 07/15/28)	3,742	3,871,698
4.63%, 11/15/25 (Call 08/15/25)	2,104	2,194,977
4.75%, 04/15/43 (Call 10/15/42)(b)	2,275	2,302,505
4.88%, 11/15/27 (Call 05/15/27)	3,050	3,156,750
5.10%, 09/01/40 (Call 03/01/40)	7,135	7,484,187
5.25%, 02/01/42 (Call 08/01/41)(b)	1,805	1,943,823
5.35%, 07/01/49 (Call 01/01/49)	2,182	2,287,074
6.00%, 01/15/37	2,365	2,737,488
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)	1,960	1,891,400
7.00%, 11/01/26 (Call 02/28/22)(a)(b)	3,446	3,441,692
8.25%, 12/31/28 (Call 02/01/24)(a)	1,880	1,969,300
9.00%, 11/01/27 (Call 11/01/26)(a)	1,119	1,488,270
Baytex Energy Corp.
5.63%, 06/01/24 (Call 02/28/22)(a)	1,271	1,264,645
8.75%, 04/01/27 (Call 04/01/23)(a)(b)	2,659	2,845,130
Berry Petroleum Co. LLC, 7.00%, 02/15/26
(Call 02/28/22)(a)	2,624	2,630,508
California Resources Corp., 7.13%, 02/01/26
(Call 02/01/23)(a)	3,300	3,430,152
Callon Petroleum Co.
6.13%, 10/01/24 (Call 02/28/22)	3,223	3,223,000
6.38%, 07/01/26 (Call 02/28/22)(b)	172	165,980
8.00%, 08/01/28 (Call 08/01/24)(a)(b)	3,775	3,845,781
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.75%, 04/15/23 (Call 02/11/22)(b)	1,663	1,665,328
11.00%, 04/15/25 (Call 02/28/22)(a)	3,154	3,398,435
Centennial Resource Production LLC
5.38%, 01/15/26 (Call 02/28/22)(a)(b)	1,754	1,714,044
6.88%, 04/01/27 (Call 04/01/22)(a)(b)	1,952	1,971,520
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(a)	2,995	3,086,946
5.88%, 02/01/29 (Call 02/05/24)(a)	2,625	2,736,851
Citgo Holding Inc., 9.25%, 08/01/24 (Call 02/28/22)(a)(b)	7,188	7,178,584
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)(b)	3,335	3,318,325
7.00%, 06/15/25 (Call 06/15/22)(a)(b)	6,015	6,060,112
Civitas Resources Inc., 5.00%, 10/15/26
(Call 10/15/23)(a)(b)	2,334	2,333,276
Security	Par (000)	Value

Oil & Gas (continued)
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	$2,983	$3,072,490
7.25%, 03/14/27 (Call 03/14/22)(a)	3,759	3,945,484
Colgate Energy Partners III LLC
5.88%, 07/01/29 (Call 07/01/24)(a)(b)	3,775	3,836,344
7.75%, 02/15/26 (Call 02/15/24)(a)	1,810	1,941,225
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)(b)	5,195	5,163,051
6.75%, 03/01/29 (Call 03/01/24)(a)(b)	6,592	6,781,784
7.50%, 05/15/25 (Call 02/28/22)(a)	491	499,445
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)	2,047	2,066,283
5.63%, 10/15/25 (Call 02/28/22)(a)	7,042	7,094,604
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/22)(a)(b)	3,623	3,496,195
5.75%, 02/15/28 (Call 02/15/23)(a)(b)	1,981	1,901,760
Encino Acquisition Partners Holdings LLC, 8.50%,05/01/28 (Call 05/01/24)(a)	3,850	3,893,312
Endeavor Energy Resources LP/EER Finance Inc.
5.75%, 01/30/28 (Call 01/30/23)(a)(b)	5,434	5,621,853
6.63%, 07/15/25 (Call 07/15/22)(a)	2,954	3,087,521
Energean PLC, 6.50%, 04/30/27 (Call 10/30/23)(a)(b)	2,600	2,512,250
Energy Ventures Gom LLC/EnVen Finance Corp.,
11.75%, 04/15/26 (Call 04/15/23)(a)	1,517	1,570,095
Ensign Drilling Inc., 9.25%, 04/15/24
(Call 02/28/22)(a)(b)	2,264	2,162,120
EQT Corp.
3.13%, 05/15/26 (Call 05/15/23)(a)	2,355	2,302,013
3.63%, 05/15/31 (Call 05/15/30)(a)(b)	2,620	2,593,800
3.90%, 10/01/27 (Call 07/01/27)	6,590	6,634,680
5.00%, 01/15/29 (Call 07/15/28)(b)	1,981	2,085,003
6.63%, 02/01/25 (Call 01/01/25)	5,750	6,195,625
7.50%, 02/01/30 (Call 11/01/29)(b)	4,160	4,956,016
Global Marine Inc., 7.00%, 06/01/28	972	641,520
Gran Tierra Energy Inc., 7.75%, 05/23/27 (Call 05/23/23)(a)	1,054	964,410
Gran Tierra Energy International Holdings Ltd., 6.25%,
02/15/25 (Call 02/15/22)(a)(b)	1,024	945,920
Harbour Energy PLC, 5.50%, 10/15/26
(Call 10/15/23)(a)(b)	2,720	2,699,600
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(a)(b)	3,298	3,363,960
6.00%, 02/01/31 (Call 02/01/26)(a)	3,255	3,303,825
6.25%, 11/01/28 (Call 11/01/23)(a)(b)	3,124	3,241,150
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(a)(b)	2,947	3,023,917
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(a)	3,565	3,663,037
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(a)(b)	2,085	2,014,548
9.50%, 01/15/25 (Call 02/28/22)	3,259	3,324,180
10.13%, 01/15/28 (Call 01/15/23)(b)	2,083	2,192,358
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas
Finance Corp., 6.00%, 08/01/26 (Call 02/08/22)(a)	2,335	2,387,538
Matador Resources Co., 5.88%, 09/15/26 (Call 02/14/22)	6,226	6,311,732
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)(b)	3,392	3,447,120
6.50%, 01/15/25 (Call 02/28/22)(a)(b)	889	900,113
7.13%, 02/01/27 (Call 02/01/23)(a)	6,299	6,560,094

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 02/28/22)(a)(b)	$4,137	$3,786,265
10.50%, 05/15/27 (Call 05/15/22)(a)	2,550	2,500,760
Murphy Oil Corp.
5.75%, 08/15/25 (Call 02/28/22)(b)	3,020	3,065,300
5.88%, 12/01/27 (Call 12/01/22)(b)	2,624	2,662,861
6.38%, 07/15/28 (Call 07/15/24)	2,776	2,871,161
6.38%, 12/01/42 (Call 06/01/42)	1,776	1,698,238
6.88%, 08/15/24 (Call 02/28/22)(b)	2,450	2,474,500
7.05%, 05/01/29	1,440	1,537,200
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)(b)	2,891	2,674,175
7.38%, 05/15/27 (Call 05/15/24)(a)	4,100	4,207,174
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/22)(a)(b)	2,858	2,736,535
7.50%, 01/15/28 (Call 01/15/23)(a)(b)	2,070	1,940,625
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 02/28/22)(a)	4,765	4,824,562
Northern Oil and Gas Inc., 8.13%, 03/01/28
(Call 03/01/24)(a)	4,095	4,269,037
Oasis Petroleum Inc., 6.38%, 06/01/26
(Call 06/01/23)(a)	2,310	2,372,786
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	4,534	4,534,000
2.90%, 08/15/24 (Call 07/15/24)	13,286	13,297,492
3.00%, 02/15/27 (Call 11/15/26)	3,167	3,064,453
3.20%, 08/15/26 (Call 06/15/26)	4,145	4,072,462
3.40%, 04/15/26 (Call 01/15/26)	4,625	4,567,187
3.50%, 06/15/25 (Call 03/15/25)	2,677	2,653,242
3.50%, 08/15/29 (Call 05/15/29)(b)	7,729	7,618,475
4.10%, 02/15/47 (Call 08/15/46)	3,625	3,314,337
4.20%, 03/15/48 (Call 09/15/47)	5,207	4,842,510
4.30%, 08/15/39 (Call 02/15/39)(b)	4,141	3,902,892
4.40%, 04/15/46 (Call 10/15/45)	5,647	5,400,339
4.40%, 08/15/49 (Call 02/15/49)	3,747	3,559,650
4.50%, 07/15/44 (Call 01/15/44)	3,404	3,284,860
4.63%, 06/15/45 (Call 12/15/44)	3,834	3,714,187
5.50%, 12/01/25 (Call 09/01/25)	4,197	4,453,678
5.55%, 03/15/26 (Call 12/15/25)	5,505	5,876,587
5.88%, 09/01/25 (Call 06/01/25)	5,095	5,445,281
6.13%, 01/01/31 (Call 07/01/30)(b)	6,860	7,918,155
6.20%, 03/15/40	4,106	4,752,695
6.38%, 09/01/28 (Call 03/01/28)(b)	3,370	3,833,375
6.45%, 09/15/36	9,558	11,610,103
6.60%, 03/15/46 (Call 09/15/45)	5,877	7,388,462
6.63%, 09/01/30 (Call 03/01/30)(b)	8,468	9,937,283
6.95%, 07/01/24	3,433	3,741,970
7.50%, 05/01/31	4,960	6,127,584
7.88%, 09/15/31	2,847	3,594,337
7.95%, 06/15/39(b)	1,898	2,415,205
8.00%, 07/15/25 (Call 04/15/25)	3,095	3,520,562
8.50%, 07/15/27 (Call 01/15/27)	3,163	3,797,071
8.88%, 07/15/30 (Call 01/15/30)	5,650	7,323,360
Par Petroleum LLC/Par Petroleum Finance Corp.,
7.75%, 12/15/25 (Call 02/28/22)(a)(b)	1,815	1,842,225
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)	4,344	4,176,387
4.63%, 05/01/30 (Call 05/01/25)(a)(b)	4,215	4,046,400
5.88%, 07/15/27 (Call 07/15/22)(a)	2,624	2,705,528
Security	Par (000)	Value

Oil & Gas (continued)
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)(b)	$4,759	$3,343,197
7.25%, 06/15/25 (Call 02/28/22)(b)	3,496	2,773,919
9.25%, 05/15/25 (Call 05/15/22)(a)	6,413	6,264,202
PDC Energy Inc.
5.75%, 05/15/26 (Call 02/28/22)(b)	4,074	4,147,739
6.13%, 09/15/24 (Call 02/28/22)	282	284,820
Penn Virginia Holdings LLC., 9.25%, 08/15/26
(Call 08/15/23)(a)(b)	2,510	2,574,005
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(a)	6,700	6,750,250
Precision Drilling Corp.
6.88%, 01/15/29 (Call 01/15/25)(a)(b)	2,735	2,739,650
7.13%, 01/15/26 (Call 02/14/22)(a)(b)	1,497	1,504,485
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)	2,360	2,357,144
4.88%, 05/15/25 (Call 02/15/25)	4,134	4,213,187
5.00%, 08/15/22 (Call 05/15/22)	2,050	2,060,250
5.00%, 03/15/23 (Call 12/15/22)	2,496	2,520,960
8.25%, 01/15/29 (Call 01/15/24)(b)	3,045	3,364,725
9.25%, 02/01/26 (Call 02/01/22)(b)	4,330	4,630,415
Rockcliff Energy II LLC, 5.50%, 10/15/29
(Call 10/15/24)(a)	3,870	3,918,375
SM Energy Co.
5.00%, 01/15/24 (Call 02/14/22)	430	430,215
5.63%, 06/01/25 (Call 02/28/22)	1,930	1,915,525
6.50%, 07/15/28 (Call 07/15/24)(b)	2,005	2,071,165
6.75%, 09/15/26 (Call 02/28/22)	1,802	1,820,020
10.00%, 01/15/25 (Call 06/17/22)(a)	4,643	5,049,262
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)	5,720	5,710,333
5.38%, 02/01/29 (Call 02/01/24)	3,895	3,960,748
5.38%, 03/15/30 (Call 03/15/25)(b)	6,485	6,644,596
5.95%, 01/23/25 (Call 10/23/24)	2,835	2,998,012
7.75%, 10/01/27 (Call 10/01/22)(b)	1,953	2,080,589
8.38%, 09/15/28 (Call 09/15/23)	2,204	2,418,229
Strathcona Resources Ltd., 6.88%, 08/01/26
(Call 08/01/23)(a)	2,775	2,753,522
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	4,371	4,279,078
4.50%, 04/30/30 (Call 04/30/25)(a)	4,031	3,958,361
5.88%, 03/15/28 (Call 03/15/23)	2,706	2,805,608
6.00%, 04/15/27 (Call 04/15/22)(b)	2,532	2,612,771
Talos Production Inc., 12.00%, 01/15/26
(Call 01/15/23)	3,590	3,814,375
Tap Rock Resources LLC, 7.00%, 10/01/26
(Call 10/01/23)(a)(b)	3,070	3,146,750
Teine Energy Ltd., 6.88%, 04/15/29 (Call 04/15/24)(a)	2,305	2,351,100
Transocean Guardian Ltd., 5.88%, 01/15/24
(Call 02/28/22)(a)	2,192	2,107,228
Transocean Inc.
6.80%, 03/15/38	2,534	1,465,995
7.25%, 11/01/25 (Call 02/08/22)(a)	1,925	1,500,923
7.50%, 01/15/26 (Call 02/08/22)(a)(b)	4,028	3,101,560
7.50%, 04/15/31(b)	3,181	1,940,410
8.00%, 02/01/27 (Call 02/01/23)(a)	3,359	2,536,045
11.50%, 01/30/27 (Call 07/30/23)(a)(b)	3,125	3,100,250
Transocean Pontus Ltd., 6.13%, 08/01/25
(Call 02/28/22)(a)	2,081	2,049,943
Transocean Poseidon Ltd., 6.88%, 02/01/27
(Call 02/28/22)(a)(b)	3,475	3,370,750

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Transocean Sentry Ltd., 5.38%, 05/15/23
(Call 02/28/22)(a)(b)	$1,609	$1,552,521
Vantage Drilling International, 9.25%, 11/15/23
(Call 02/28/22)(a)(b)	1,704	1,601,760
Vermilion Energy Inc., 5.63%, 03/15/25
(Call 02/28/22)(a)(b)	1,780	1,802,250
Vine Energy Holdings LLC, 6.75%, 04/15/29
(Call 04/15/24)(a)	5,347	5,714,606
Viper Energy Partners LP, 5.38%, 11/01/27
(Call 11/01/22)(a)	2,841	2,933,333
W&T Offshore Inc., 9.75%, 11/01/23 (Call 02/28/22)(a)	3,182	3,102,450
		606,571,121
Oil & Gas Services — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)(b)	4,664	4,682,469
6.88%, 04/01/27 (Call 04/01/22)(a)	2,552	2,617,459
Bristow Group Inc., 6.88%, 03/01/28
(Call 03/01/24)(a)(b)	2,516	2,534,870
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)	2,660	2,660,000
CSI Compressco LP/CSI Compressco Finance Inc.,
7.50%, 04/01/25 (Call 02/28/22)(a)(b)	2,037	2,042,092
Exterran Energy Solutions LP/EES Finance Corp.,
8.13%, 05/01/25 (Call 02/28/22)	1,986	1,981,035
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 02/28/22)(a)	850	459,000
Nine Energy Service Inc., 8.75%, 11/01/23
(Call 02/28/22)(a)	1,332	569,430
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)(b)	3,029	3,048,295
6.00%, 02/01/28 (Call 11/01/27)	1,722	1,723,998
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(a)	4,285	4,484,286
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24
(Call 02/28/22)(a)	1,582	1,589,907
Transocean Proteus Ltd., 6.25%, 12/01/24
(Call 02/28/22)(a)	1,489	1,474,110
USA Compression Partners LP/USA Compression
Finance Corp.
6.88%, 04/01/26 (Call 02/28/22)(b)	3,673	3,729,491
6.88%, 09/01/27 (Call 09/01/22)	4,553	4,675,476
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(a)	2,406	2,495,479
8.63%, 04/30/30 (Call 10/30/24)(a)	8,849	9,003,857
11.00%, 12/01/24 (Call 02/28/22)(a)	1,614	1,666,455
Welltec International ApS, 8.25%, 10/15/26
(Call 10/15/23)(a)	1,765	1,817,721
		53,255,430
Packaging & Containers — 2.2%
ARD Finance SA, 6.50%, 06/30/27 (Call 11/15/22), (7.25% PIK)(a)(b)(c)	5,800	5,858,000
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)	3,250	3,102,027
4.00%, 09/01/29 (Call 05/15/24)(a)	5,700	5,429,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)	5,880	5,834,136
5.25%, 04/30/25 (Call 04/30/22)(a)	3,230	3,303,256
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	4,435	4,346,300
5.25%, 08/15/27 (Call 08/15/22)(a)	5,575	5,463,500
Security	Par (000)	Value

Packaging & Containers (continued)
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	$7,098	$6,583,395
3.13%, 09/15/31 (Call 06/15/31)	4,855	4,533,356
4.00%, 11/15/23(b)	4,791	4,939,904
4.88%, 03/15/26 (Call 12/15/25)	3,716	3,948,250
5.25%, 07/01/25	4,989	5,363,175
Berry Global Inc.
4.50%, 02/15/26 (Call 02/28/22)(a)(b)	1,707	1,712,070
5.63%, 07/15/27 (Call 07/15/22)(a)	2,291	2,358,470
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/23)(a)(b)	955	966,938
5.38%, 01/15/28 (Call 01/15/23)(a)(b)	2,392	2,415,920
Crown Americas LLC/Crown Americas Capital Corp. V,
4.25%, 09/30/26 (Call 03/31/26)	2,261	2,331,656
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 02/01/26 (Call 02/28/22)(b)	4,207	4,292,360
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	1,361	1,578,760
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 02/28/22)(a)	3,651	3,651,000
7.88%, 07/15/26 (Call 02/28/22)(a)(b)	2,226	2,295,563
Graham Packaging Co. Inc., 7.13%, 08/15/28
(Call 08/15/23)(a)(b)	2,930	2,973,950
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	2,981	2,861,760
3.50%, 03/01/29 (Call 09/01/28)(a)	1,935	1,838,250
4.13%, 08/15/24 (Call 05/15/24)	452	471,210
4.75%, 07/15/27 (Call 04/15/27)(a)(b)	791	836,483
Graphic Packaging International LLC., 3.75%, 02/01/30 (Call 08/01/29)(a)(b)	2,315	2,222,400
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(a)	2,270	2,349,677
Intelligent Packaging Ltd. Finco Inc./Intelligent
Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/22)(a)(b)	3,860	3,840,700
Intertape Polymer Group Inc., 4.38%, 06/15/29 (Call 06/15/24)(a)	2,200	2,172,500
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)	2,360	2,336,400
6.75%, 07/15/26 (Call 07/15/22)(a)(b)	3,654	3,705,156
8.25%, 11/01/29 (Call 11/01/24)(a)(b)	2,455	2,338,387
10.50%, 07/15/27 (Call 07/15/22)(a)(b)	4,176	4,290,172
Matthews International Corp., 5.25%, 12/01/25 (Call 02/28/22)(a)(b)	1,514	1,544,280
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 02/28/22)(a)(b)	7,526	7,516,592
7.25%, 04/15/25 (Call 02/28/22)(a)(b)	7,668	7,619,922
OI European Group BV, 4.75%, 02/15/30
(Call 11/15/24)(a)(b)	2,050	1,991,175
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(a)(b)	1,535	1,590,912
5.88%, 08/15/23(a)(b)	3,536	3,646,960
6.38%, 08/15/25(a)(b)	1,808	1,911,960
6.63%, 05/13/27 (Call 05/15/23)(a)(b)	3,941	4,129,695
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(a)	5,548	5,240,890
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)(b)	2,723	2,607,272
Pactiv LLC, 7.95%, 12/15/25(b)	1,499	1,611,425

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	$2,275	$2,280,688
5.13%, 12/01/24 (Call 09/01/24)(a)	2,316	2,443,380
5.25%, 04/01/23 (Call 01/01/23)(a)(b)	1,703	1,741,318
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	2,274	2,450,235
6.88%, 07/15/33(a)	2,458	2,937,310
Silgan Holdings Inc.
4.13%, 02/01/28 (Call 10/01/22)(b)	2,978	2,986,041
4.75%, 03/15/25 (Call 02/28/22)	738	737,078
Trident TPI Holdings Inc.
6.63%, 11/01/25 (Call 02/08/22)(a)(b)	701	697,495
9.25%, 08/01/24 (Call 02/08/22)(a)	2,252	2,325,190
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)	1,945	1,906,100
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(a)	5,299	5,342,028
8.50%, 08/15/27 (Call 08/15/22)(a)(b)	4,148	4,278,247
		182,080,524
Pharmaceuticals — 2.6%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(a)(b)	2,570	2,499,325
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)	2,795	2,655,250
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	3,270	3,200,709
6.13%, 08/01/28 (Call 08/01/23)(a)(b)	1,540	1,609,300
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)	9,331	9,435,974
9.25%, 04/01/26 (Call 04/01/22)(a)	7,962	8,199,268
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)(b)	8,400	7,961,856
5.00%, 01/30/28 (Call 01/30/23)(a)(b)	6,578	5,541,965
5.00%, 02/15/29 (Call 02/15/24)(a)(b)	5,586	4,496,730
5.25%, 01/30/30 (Call 01/30/25)(a)	6,688	5,376,316
5.25%, 02/15/31 (Call 02/15/26)(a)(b)	5,424	4,317,531
5.50%, 11/01/25 (Call 02/28/22)(a)(b)	8,527	8,593,852
5.75%, 08/15/27 (Call 08/15/22)(a)(b)	2,376	2,384,435
6.13%, 04/15/25 (Call 02/17/22)(a)	12,239	12,474,601
6.25%, 02/15/29 (Call 02/15/24)(a)(b)	7,947	6,725,149
7.00%, 01/15/28 (Call 01/15/23)(a)(b)	3,832	3,434,430
7.25%, 05/30/29 (Call 05/30/24)(a)	3,854	3,468,600
9.00%, 12/15/25 (Call 02/28/22)(a)	7,988	8,344,105
Bausch Health Cos Inc., 6.13%, 02/01/27
(Call 02/01/24)	1,530	1,535,737
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Call 01/15/24)(a)(b)	2,300	2,316,330
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)(b)	3,745	3,890,812
5.90%, 08/28/28 (Call 05/28/28)(b)	3,643	3,970,870
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%, 10/15/24 (Call 02/28/22)(a)(b)	950	927,865
6.00%, 06/30/28 (Call 06/30/23)(a)(b)	6,851	4,638,538
9.50%, 07/31/27 (Call 07/31/23)(a)	5,173	5,109,372
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc.,
6.13%, 04/01/29 (Call 04/01/24)(a)	6,820	6,480,500
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%,
09/01/25 (Call 09/01/22)(a)	3,291	3,455,813
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)	3,380	3,202,550
Horizon Therapeutics USA Inc., 5.50%, 08/01/27
(Call 08/01/22)(a)	2,925	3,031,031
Jazz Securities DAC, 4.38%, 01/15/29
(Call 07/15/24)(a)(b)	7,745	7,647,026
Security	Par (000)	Value

Pharmaceuticals (continued)
Lannett Co. Inc., 7.75%, 04/15/26 (Call 04/15/23)(a)	$1,975	$1,535,563
Option Care Health Inc., 4.38%, 10/31/29
(Call 10/31/24)(a)(b)	2,870	2,796,298
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)	10,970	10,794,699
5.13%, 04/30/31 (Call 04/30/26)(a)(b)	10,605	10,605,000
Owens & Minor Inc., 4.50%, 03/31/29
(Call 03/31/24)(a)(b)	2,595	2,520,854
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/22)(a)(b)	2,390	2,318,300
Par Pharmaceutical Inc., 7.50%, 04/01/27
(Call 04/01/22)(a)(b)	10,783	10,850,394
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	2,350	2,392,012
3.90%, 06/15/30 (Call 03/15/30)(b)	4,003	3,850,062
4.38%, 03/15/26 (Call 12/15/25)	3,710	3,781,768
4.90%, 12/15/44 (Call 06/15/44)	1,725	1,653,702
PRA Health Sciences Inc., 2.88%, 07/15/26
(Call 07/15/23)(a)(b)	2,410	2,357,896
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)	3,554	3,225,255
5.13%, 01/15/28 (Call 01/15/23)(a)	1,757	1,770,177
Vizient Inc., 6.25%, 05/15/27 (Call 05/15/22)(a)	1,739	1,782,475
		209,160,295
Pipelines — 5.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)	3,880	3,905,569
5.75%, 03/01/27 (Call 03/01/22)(a)	3,623	3,677,345
5.75%, 01/15/28 (Call 01/15/23)(a)	3,583	3,653,943
7.88%, 05/15/26 (Call 05/15/23)(a)	2,617	2,813,275
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26 (Call 02/28/22)(a)	1,232	1,250,480
7.63%, 12/15/25 (Call 12/15/22)(a)(b)	3,728	3,895,760
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	3,126	3,119,670
4.13%, 03/01/25 (Call 02/01/25)(a)(b)	2,839	2,822,950
4.13%, 12/01/27 (Call 09/01/27)	1,742	1,705,540
4.15%, 07/01/23 (Call 04/01/23)	1,766	1,759,872
4.35%, 10/15/24 (Call 07/15/24)	1,255	1,276,084
4.50%, 03/01/28 (Call 12/01/27)(a)	2,365	2,302,020
5.60%, 10/15/44 (Call 04/15/44)	1,488	1,350,036
5.85%, 11/15/43 (Call 05/15/43)	2,005	1,834,274
6.38%, 01/22/78 (Call 01/22/23)(d)	1,246	1,068,445
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	10,344	10,499,160
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(a)(b)	6,415	6,033,821
4.00%, 03/01/31 (Call 03/01/26)(b)	7,876	7,836,187
4.50%, 10/01/29 (Call 10/01/24)	7,782	7,954,916
CNX Midstream Partners LP, 4.75%, 04/15/30
(Call 04/15/25)(a)	2,155	2,104,358
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)	7,375	7,350,146
Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)(b)	3,446	3,454,615
5.75%, 04/01/25 (Call 02/28/22)	2,182	2,198,365
6.00%, 02/01/29 (Call 02/01/24)(a)(b)	3,643	3,670,322
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	2,540	2,400,300

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
3.88%, 03/15/23 (Call 12/15/22)(b)	$1,759	$1,776,590
5.13%, 05/15/29 (Call 02/15/29)	3,653	3,872,180
5.38%, 07/15/25 (Call 04/15/25)	5,192	5,465,878
5.60%, 04/01/44 (Call 10/01/43)	2,092	2,426,720
5.63%, 07/15/27 (Call 04/15/27)	3,387	3,652,304
5.85%, 05/21/43 (Call 05/21/23)(a)(b)(d)	3,390	3,230,018
6.45%, 11/03/36(a)	1,473	1,863,345
6.75%, 09/15/37(a)(b)	1,582	2,037,173
8.13%, 08/16/30	1,133	1,478,565
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(a)	2,155	2,186,248
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)	5,591	5,515,466
4.38%, 06/15/31 (Call 06/15/26)(a)	5,270	5,204,125
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	2,825	2,850,990
5.63%, 01/15/28 (Call 07/15/27)(a)(b)	2,517	2,584,204
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	3,712	3,701,764
4.40%, 04/01/24 (Call 01/01/24)	3,111	3,133,088
4.85%, 07/15/26 (Call 04/15/26)	2,812	2,888,170
5.05%, 04/01/45 (Call 10/01/44)	2,345	2,009,665
5.45%, 06/01/47 (Call 12/01/46)	2,710	2,411,900
5.60%, 04/01/44 (Call 10/01/43)	1,891	1,711,355
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	2,815	2,807,780
4.13%, 12/01/26 (Call 09/01/26)	2,684	2,655,818
4.50%, 01/15/29 (Call 07/15/28)(a)	4,342	4,146,697
4.75%, 07/15/23 (Call 06/15/23)(b)	3,495	3,538,688
4.75%, 01/15/31 (Call 07/15/30)(a)	5,911	5,657,832
5.50%, 07/15/28 (Call 04/15/28)	4,620	4,675,948
6.00%, 07/01/25 (Call 04/01/25)(a)	4,157	4,292,102
6.50%, 07/01/27 (Call 01/01/27)(a)	4,619	4,826,855
6.50%, 07/15/48 (Call 01/15/48)	2,821	3,032,575
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 02/28/22)(b)	1,608	1,591,920
6.25%, 05/15/26 (Call 02/28/22)	2,053	1,970,880
6.50%, 10/01/25 (Call 02/28/22)	3,050	2,984,364
7.75%, 02/01/28 (Call 02/01/23)	3,750	3,695,625
8.00%, 01/15/27 (Call 01/15/24)	5,316	5,349,916
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (Call 01/15/24)(b)	1,914	1,977,219
7.00%, 08/01/27 (Call 08/01/22)(b)	1,860	1,920,450
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(a)(b)	4,251	4,427,289
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)	4,110	3,966,150
5.13%, 06/15/28 (Call 06/15/23)(a)(b)	2,648	2,698,286
5.63%, 02/15/26 (Call 02/28/22)(a)	3,987	4,066,740
Holly Energy Partners LP/Holly Energy Finance Corp.,
5.00%, 02/01/28 (Call 02/01/23)(a)	2,699	2,626,694
Howard Midstream Energy Partners LLC, 6.75%, 01/15/27 (Call 01/15/24)(a)(b)	2,325	2,385,311
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)(b)	6,430	6,169,135
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/28/25 (Call 08/12/22)(a)(b)	860	894,400
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)(b)	7,965	7,447,275
6.75%, 09/15/25 (Call 09/15/22)(a)	6,715	6,362,462
Security	Par (000)	Value

Pipelines (continued)
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)(b)	$10,867	$11,040,872
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 02/28/22)(b)	2,126	1,853,617
7.50%, 11/01/23 (Call 02/28/22)	2,306	2,247,658
7.50%, 04/15/26 (Call 04/15/22)(b)	1,888	1,648,148
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(a)	2,978	3,022,670
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)(b)	3,193	3,268,834
5.75%, 10/01/25 (Call 07/01/25)	2,983	3,113,506
6.00%, 06/01/26 (Call 03/01/26)(b)	2,701	2,832,998
6.38%, 10/01/30 (Call 04/01/30)(b)	3,084	3,335,932
Oasis Midstream Partners LP/OMP Finance Corp.,
8.00%, 04/01/29 (Call 04/01/24)(a)	2,300	2,454,698
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 02/28/22)(b)	2,995	2,942,588
Rattler Midstream LP, 5.63%, 07/15/25
(Call 07/15/22)(a)	2,434	2,507,020
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)(b)	2,827	2,809,020
4.80%, 05/15/30 (Call 02/15/30)(a)	1,906	1,901,235
4.95%, 07/15/29 (Call 04/15/29)(a)	2,694	2,768,085
6.88%, 04/15/40(a)(b)	2,468	2,616,080
7.50%, 07/15/38(a)	1,458	1,574,640
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)(b)	2,510	2,522,550
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/26 (Call 10/15/23)(a)	4,365	4,472,815
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)(a)(b)	4,161	3,977,916
6.00%, 03/01/27 (Call 03/01/23)(a)	1,957	1,991,091
6.00%, 12/31/30 (Call 12/31/25)(a)	3,956	3,777,980
6.00%, 09/01/31 (Call 09/01/26)(a)	2,750	2,619,925
7.50%, 10/01/25 (Call 10/01/22)(a)	2,912	3,062,696
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)(a)(b)	5,150	5,126,310
4.88%, 02/01/31 (Call 02/01/26)	5,425	5,669,125
5.00%, 01/15/28 (Call 01/15/23)	3,260	3,341,500
5.38%, 02/01/27 (Call 02/28/22)(b)	2,296	2,353,492
5.50%, 03/01/30 (Call 03/01/25)	5,385	5,701,369
5.88%, 04/15/26 (Call 02/28/22)	4,791	4,937,844
6.50%, 07/15/27 (Call 07/15/22)	3,532	3,748,512
6.88%, 01/15/29 (Call 01/15/24)(b)	3,239	3,542,656
TransMontaigne Partners LP/TLP Finance Corp.,
6.13%, 02/15/26 (Call 02/14/22)(b)	1,748	1,695,560
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)(b)	6,725	6,654,253
3.88%, 08/15/29 (Call 02/15/29)(a)	6,355	6,343,815
4.13%, 08/15/31 (Call 02/15/31)(a)	6,590	6,632,772
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	2,308	2,362,123
4.35%, 02/01/25 (Call 01/01/25)	4,731	4,777,080
4.50%, 03/01/28 (Call 12/01/27)	1,708	1,796,474
4.65%, 07/01/26 (Call 04/01/26)(b)	2,210	2,313,008
4.75%, 08/15/28 (Call 05/15/28)(b)	1,776	1,887,000
5.30%, 02/01/30 (Call 11/01/29)(b)	6,577	6,856,522
5.30%, 03/01/48 (Call 09/01/47)	3,637	4,018,885

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.45%, 04/01/44 (Call 10/01/43)	$3,083	$3,406,715
5.50%, 08/15/48 (Call 02/15/48)	1,900	2,099,500
6.50%, 02/01/50 (Call 08/01/49)	5,431	5,958,323
		411,691,024
Real Estate — 0.7%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)	3,322	3,508,896
Five Point Operating Co. LP/Five Point Capital Corp.,
7.88%, 11/15/25 (Call 02/28/22)(a)	3,013	3,107,156
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 02/28/22)(a)(b)	2,793	2,839,336
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)(b)	3,524	3,387,375
4.38%, 02/01/31 (Call 02/01/26)(a)	3,526	3,354,107
5.38%, 08/01/28 (Call 08/01/23)(a)	3,630	3,697,754
Hunt Cos. Inc., 5.25%, 04/15/29 (Call 04/15/24)(a)	3,525	3,364,189
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)(b)	2,790	2,770,916
4.75%, 02/01/30 (Call 09/01/24)	3,235	3,178,388
5.00%, 03/01/31 (Call 03/01/26)	3,274	3,229,965
Newmark Group Inc., 6.13%, 11/15/23
(Call 10/15/23)(b)	2,934	3,095,370
Realogy Group LLC, 5.25%, 04/15/30 (Call 04/15/25)	3,608	3,454,660
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)	1,740	1,783,500
5.75%, 01/15/29 (Call 01/15/24)(a)(b)	4,829	4,743,527
7.63%, 06/15/25 (Call 02/04/22)(a)	3,003	3,185,582
9.38%, 04/01/27 (Call 02/04/22)(a)	2,792	3,022,898
WeWork Companies Inc., 7.88%, 05/01/25(a)(b)	3,792	3,508,757
WeWork Cos LLC/WW Co-Obligor Inc., 5.00%, 07/10/25 (Call 04/10/25)(a)(b)	3,080	2,620,526
		57,852,902
Real Estate Investment Trusts — 3.4%
American Finance Trust Inc./American Finance Operating Partner LP, 4.50%, 09/30/28 (Call 06/30/28)(a)(b)	2,825	2,740,250
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)(b)	2,535	2,414,588
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27
(Call 10/15/26)(a)	2,200	2,106,500
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)	4,165	3,936,675
5.75%, 05/15/26 (Call 05/15/22)(a)(b)	4,970	4,970,000
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(a)	1,985	1,965,150
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	2,635	2,376,932
4.75%, 05/01/24 (Call 11/01/23)(b)	1,155	1,155,000
4.75%, 02/15/28 (Call 08/15/27)(b)	2,723	2,557,251
Class-T, 9.75%, 06/15/25 (Call 06/15/22)	5,319	5,641,970
GEO Group Inc. (The)
5.13%, 04/01/23 (Call 02/28/22)(b)	1,242	1,198,629
5.88%, 10/15/24 (Call 02/28/22)	822	723,360
6.00%, 04/15/26 (Call 02/28/22)(b)	1,166	959,035
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)(b)	2,666	2,565,370
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)	5,505	5,298,562
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.75%, 09/15/30(a)	$1,965	$1,855,432
6.00%, 04/15/25 (Call 04/15/22)(a)(b)	2,092	2,166,078
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	6,095	5,779,218
4.88%, 09/15/27 (Call 09/15/22)(a)	5,103	5,118,232
4.88%, 09/15/29 (Call 09/15/24)(a)	5,131	5,065,067
5.00%, 07/15/28 (Call 07/15/23)(a)	2,606	2,602,091
5.25%, 03/15/28 (Call 12/27/22)(a)	3,591	3,643,285
5.25%, 07/15/30 (Call 07/15/25)(a)	7,090	7,040,015
5.63%, 07/15/32 (Call 07/15/26)(a)	3,279	3,314,823
Iron Mountain Information Management Services Inc.,
5.00%, 07/15/32 (Call 07/15/27)(a)(b)	4,090	3,997,975
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	3,365	3,342,069
4.75%, 10/01/24 (Call 07/01/24)	3,708	3,754,350
5.50%, 02/15/26 (Call 08/15/22)	1,850	1,882,375
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	3,826	3,724,764
4.75%, 06/15/29 (Call 06/15/24)(a)	3,110	3,043,633
5.25%, 10/01/25 (Call 02/14/22)(a)(b)	1,594	1,601,970
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
3.88%, 02/15/29 (Call 11/15/28)(a)(b)	3,914	4,021,635
4.50%, 09/01/26 (Call 06/01/26)(b)	2,351	2,456,795
4.50%, 01/15/28 (Call 10/15/27)(b)	1,468	1,548,740
4.63%, 06/15/25 (Call 03/15/25)(a)(b)	4,206	4,395,270
5.63%, 05/01/24 (Call 02/01/24)	5,164	5,460,930
5.75%, 02/01/27 (Call 11/01/26)(b)	3,934	4,347,070
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	6,950	6,706,750
4.63%, 08/01/29 (Call 08/01/24)	4,484	4,610,852
5.00%, 10/15/27 (Call 10/15/22)	7,799	8,009,573
5.25%, 08/01/26 (Call 02/28/22)	2,426	2,496,354
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/22)(a)(b)	3,044	3,011,855
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	3,980	3,933,912
5.88%, 10/01/28 (Call 10/01/23)(a)	3,949	4,041,446
7.50%, 06/01/25 (Call 06/01/22)(a)(b)	2,480	2,599,040
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)	2,845	2,752,765
4.75%, 10/15/27 (Call 10/15/22)	3,894	3,834,821
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/23)(a)(b)	2,605	2,526,850
4.00%, 09/15/29 (Call 09/15/24)(a)	2,610	2,459,925
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)	8,575	7,991,471
3.88%, 02/15/27 (Call 02/15/23)	7,038	7,108,380
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	2,108	1,855,040
4.35%, 10/01/24 (Call 09/01/24)	4,304	4,111,181
4.38%, 02/15/30 (Call 08/15/29)	2,100	1,806,000
4.50%, 06/15/23 (Call 12/15/22)	2,142	2,107,193
4.50%, 03/15/25 (Call 09/15/24)	1,764	1,674,036
4.65%, 03/15/24 (Call 09/15/23)	1,125	1,094,063
4.75%, 10/01/26 (Call 08/01/26)	2,936	2,728,718
4.95%, 02/15/27 (Call 08/15/26)	2,353	2,188,290
4.95%, 10/01/29 (Call 07/01/29)(b)	2,075	1,867,500

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.25%, 02/15/26 (Call 08/15/25)	$1,746	$1,675,025
5.50%, 12/15/27 (Call 09/15/27)(b)	2,540	2,516,641
7.50%, 09/15/25 (Call 06/15/25)	5,111	5,386,125
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	2,235	2,180,958
3.75%, 12/31/24 (Call 09/30/24)(a)	1,925	1,922,594
4.75%, 03/15/25 (Call 09/15/24)(b)	3,074	3,143,165
5.50%, 11/01/23 (Call 08/01/23)(a)(b)	1,665	1,717,031
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
6.00%, 01/15/30 (Call 01/15/25)(a)	3,810	3,486,150
7.88%, 02/15/25 (Call 02/28/22)(a)	11,483	11,959,544
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)(b)	2,760	2,675,737
6.50%, 02/15/29 (Call 02/15/24)(a)(b)	6,335	5,992,847
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/28/22)(a)(b)	4,142	4,125,256
3.75%, 02/15/27 (Call 02/15/23)(a)	4,110	4,069,414
4.13%, 08/15/30 (Call 02/15/25)(a)	5,000	5,015,350
4.25%, 12/01/26 (Call 12/01/22)(a)	6,838	6,914,927
4.63%, 12/01/29 (Call 12/01/24)(a)	4,962	5,107,238
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)	2,635	2,583,618
6.38%, 08/15/25 (Call 08/15/22)(a)	2,665	2,754,944
		275,513,668
Retail — 4.6%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)(b)	4,150	3,929,199
3.88%, 01/15/28 (Call 09/15/22)(a)(b)	7,217	7,035,492
4.00%, 10/15/30 (Call 10/15/25)(a)	15,919	14,735,741
4.38%, 01/15/28 (Call 11/15/22)(a)	4,072	3,995,446
99 Escrow Issuer Inc., 7.50%, 01/15/26
(Call 01/15/23)(a)	2,050	1,552,875
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(a)	1,757	1,869,009
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)(b)	2,392	2,499,640
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(b)	1,755	1,741,837
4.63%, 11/15/29 (Call 11/15/24)(a)	4,270	4,201,765
4.75%, 03/01/30 (Call 03/01/25)(b)	2,782	2,741,522
5.00%, 02/15/32 (Call 11/15/26)(a)	3,180	3,155,101
At Home Group Inc.
4.88%, 07/15/28 (Call 07/15/23)(a)	1,285	1,228,074
7.13%, 07/15/29 (Call 07/15/24)(a)(b)	2,905	2,723,437
Bath & Body Works Inc.
5.25%, 02/01/28	2,401	2,521,050
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	5,284	5,670,736
6.69%, 01/15/27(b)	1,236	1,387,410
6.75%, 07/01/36(b)	3,943	4,480,234
6.88%, 11/01/35	5,408	6,219,200
6.95%, 03/01/33(b)	1,955	2,128,545
7.50%, 06/15/29 (Call 06/15/24)	2,366	2,583,435
9.38%, 07/01/25(a)	1,987	2,376,522
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27(Call 04/01/23), (8.50% PIK)(a)(c)	2,101	2,049,883
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/24)(a)(b)	2,025	1,933,267
4.50%, 11/15/26 (Call 11/15/22)(a)(b)	1,324	1,347,144
Security	Par (000)	Value

Retail (continued)
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	$1,895	$1,895,000
5.17%, 08/01/44 (Call 02/01/44)	3,592	2,700,250
BlueLinx Holdings Inc., 6.00%, 11/15/29
(Call 11/15/24)(a)(b)	1,675	1,654,062
Brinker International Inc.
3.88%, 05/15/23(b)	1,108	1,114,925
5.00%, 10/01/24 (Call 07/01/24)(a)(b)	1,528	1,587,806
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(a)(b)	4,055	3,604,449
5.50%, 04/15/27 (Call 04/15/24)(a)	3,357	3,126,710
5.63%, 10/01/25 (Call 10/01/22)(a)(b)	2,950	2,798,753
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	2,945	2,768,271
CEC Entertainment LLC, 6.75%, 05/01/26
(Call 05/01/23)(a)	3,666	3,521,303
Dave & Buster's Inc., 7.63%, 11/01/25
(Call 11/01/22)(a)	2,214	2,341,305
eG Global Finance PLC
6.75%, 02/07/25 (Call 02/08/22)(a)	4,428	4,413,055
8.50%, 10/30/25 (Call 02/28/22)(a)(b)	2,800	2,838,710
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/23)(a)	3,518	3,333,305
5.88%, 04/01/29 (Call 04/01/24)(a)	4,305	3,961,590
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(a)	2,802	2,701,716
5.63%, 01/01/30 (Call 01/01/25)(a)	2,886	2,884,499
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(a)(b)	2,170	2,092,488
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 03/01/24)(a)(b)	2,245	2,166,852
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)	3,965	3,688,243
3.88%, 10/01/31 (Call 10/01/26)(a)	4,055	3,763,121
Golden Nugget Inc.
6.75%, 10/15/24 (Call 02/04/22)(a)(b)	6,908	6,908,691
8.75%, 10/01/25 (Call 02/04/22)(a)(b)	3,254	3,325,198
Group 1 Automotive Inc., 4.00%, 08/15/28
(Call 08/15/23)(a)	4,043	3,869,434
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/23)(a)(b)	515	544,613
GYP Holdings III Corp., 4.63%, 05/01/29
(Call 05/01/24)(a)	1,911	1,856,059
IRB Holding Corp.
6.75%, 02/15/26 (Call 02/28/22)(a)(b)	2,439	2,481,682
7.00%, 06/15/25 (Call 06/15/22)(a)	3,990	4,159,575
Ken Garff Automotive LLC, 4.88%, 09/15/28
(Call 09/15/23)(a)(b)	2,367	2,288,345
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/22)(a)(b)	3,972	4,050,606
LBM Acquisition LLC, 6.25%, 01/15/29
(Call 01/15/24)(a)(b)	4,390	4,183,868
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)	5,463	5,261,579
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	4,300	4,224,750
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	2,883	2,899,145
4.63%, 12/15/27 (Call 12/15/22)(a)(b)	1,835	1,880,875
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
7.75%, 02/15/26 (Call 02/15/23)(a)	4,525	4,329,690
Macy's Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	2,175	2,180,872
3.63%, 06/01/24 (Call 03/01/24)(b)	1,675	1,700,611

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.30%, 02/15/43 (Call 08/15/42)	$1,185	$986,513
4.50%, 12/15/34 (Call 06/15/34)(b)	2,197	2,013,111
5.13%, 01/15/42 (Call 07/15/41)	1,332	1,187,904
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	2,780	2,833,376
Marks & Spencer PLC, 7.13%, 12/01/37(a)(b)	1,425	1,606,545
Michaels Companies Inc (The)
5.25%, 05/01/28 (Call 11/01/23)(a)	4,330	4,169,487
7.88%, 05/01/29 (Call 05/01/24)(a)(b)	7,065	6,464,475
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	2,845	2,680,900
4.75%, 09/15/29 (Call 09/15/24)	2,537	2,575,055
5.63%, 05/01/27 (Call 05/01/22)	1,240	1,278,750
New Red Finance Inc., 5.75%, 04/15/25
(Call 04/15/22)(a)(b)	2,733	2,825,239
NMG Holding Co. Inc./Neiman Marcus Group LLC,
7.13%, 04/01/26 (Call 04/01/23)(a)(b)	5,940	6,118,259
Nordstrom Inc.
2.30%, 04/08/24 (Call 04/08/22)	750	737,123
4.00%, 03/15/27 (Call 12/15/26)(b)	1,816	1,754,474
4.25%, 08/01/31 (Call 05/01/31)(b)	2,625	2,427,285
4.38%, 04/01/30 (Call 01/01/30)(b)	2,600	2,435,914
5.00%, 01/15/44 (Call 07/15/43)(b)	5,055	4,505,269
6.95%, 03/15/28(b)	1,800	1,957,338
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(a)(b)	2,290	2,089,625
6.75%, 08/01/29 (Call 08/01/24)(a)(b)	1,830	1,733,779
Party City Holdings Inc., 8.75%, 02/15/26
(Call 08/15/23)(a)	4,100	4,124,149
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)(b)	2,885	2,866,998
3.75%, 06/15/29 (Call 06/15/24)(b)	2,335	2,197,889
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)	6,450	6,432,101
7.75%, 02/15/29 (Call 02/15/24)(a)(b)	6,220	6,672,381
QVC Inc.
4.38%, 03/15/23	3,591	3,632,485
4.38%, 09/01/28 (Call 06/01/28)(b)	3,081	2,838,371
4.45%, 02/15/25 (Call 11/15/24)	2,975	3,004,631
4.75%, 02/15/27 (Call 11/15/26)(b)	3,451	3,285,214
4.85%, 04/01/24	2,414	2,453,831
5.45%, 08/15/34 (Call 02/15/34)(b)	2,357	2,138,859
5.95%, 03/15/43(b)	1,546	1,406,860
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(a)	2,954	2,911,403
8.00%, 11/15/26 (Call 01/15/23)(a)(b)	5,022	4,927,837
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 02/28/22)(b)	3,227	3,278,430
8.75%, 04/30/25 (Call 04/30/22)(a)	565	594,663
Sizzling Platter LLC/Sizzling Platter Finance Corp.,
8.50%, 11/28/25 (Call 11/28/22)(a)	1,917	1,897,830
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	3,431	3,349,514
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	2,814	2,719,534
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/22)(a)	3,687	3,789,241
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)	3,400	3,286,321
6.00%, 12/01/29 (Call 12/01/24)(a)	4,495	4,366,038
6.13%, 07/01/29 (Call 07/01/24)(a)(b)	2,638	2,585,240
Security	Par (000)	Value

Retail (continued)
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)(b)	$10,631	$10,484,824
10.75%, 04/15/27 (Call 04/15/22)(a)(b)	5,365	5,000,609
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/31 (Call 06/01/26)(a)	3,535	3,481,975
5.88%, 03/01/27 (Call 03/01/22)	1,560	1,599,000
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)(b)	3,140	3,144,710
TPro Acquisition Corp., 11.00%, 10/15/24
(Call 02/28/22)(a)(b)	1,210	1,309,825
White Cap Buyer LLC, 6.88%, 10/15/28
(Call 10/15/23)(a)(b)	3,840	3,939,917
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	5,923	5,598,064
3.88%, 11/01/23 (Call 08/01/23)	755	775,763
4.63%, 01/31/32 (Call 10/01/26)	5,792	5,764,314
4.75%, 01/15/30 (Call 10/15/29)(a)	4,399	4,520,258
5.35%, 11/01/43 (Call 05/01/43)(b)	1,271	1,337,727
6.88%, 11/15/37	1,985	2,322,450
7.75%, 04/01/25 (Call 04/01/22)(a)	3,346	3,505,604
		379,133,851
Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23), (3 mo. LIBOR US + 2.780%)(b)(d)	1,190	1,266,340

Semiconductors — 0.2%
Amkor Technology Inc., 6.63%, 09/15/27
(Call 03/15/22)(a)	2,891	3,039,164
ams-OSRAM AG., 7.00%, 07/31/25 (Call 07/31/22)(a)(b)	2,810	2,950,500
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)	2,161	2,069,676
4.38%, 04/15/28 (Call 04/15/23)(a)	1,920	1,905,600
ON Semiconductor Corp., 3.88%, 09/01/28
(Call 09/01/23)(a)(b)	3,475	3,453,184
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)	1,961	1,922,956
		15,341,080
Software — 2.1%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 02/28/22)(a)	1,884	1,958,654
Black Knight InfoServ LLC, 3.63%, 09/01/28
(Call 09/01/23)(a)(b)	5,468	5,244,796
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 06/01/22)(a)(b)	3,332	3,474,076
9.13%, 03/01/26 (Call 02/08/22)(a)	1,762	1,836,885
Camelot Finance SA, 4.50%, 11/01/26
(Call 11/01/22)(a)	3,510	3,563,001
Castle U.S. Holding Crop., 9.50%, 02/15/28
(Call 02/15/23)(a)	1,454	1,497,620
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	3,453	3,544,159
5.00%, 10/15/24 (Call 07/15/24)(b)	1,831	1,964,489
5.25%, 05/15/29 (Call 05/15/24)(a)	3,127	3,253,675
Change Healthcare Holdings LLC/Change Healthcare
Finance Inc., 5.75%, 03/01/25 (Call 02/08/22)(a)	7,011	7,037,221
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)	4,805	4,583,730
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	4,905	4,672,012
Consensus Cloud Solutions Inc.
6.00%, 10/15/26 (Call 10/15/23)(a)(b)	1,760	1,813,152
6.50%, 10/15/28 (Call 10/15/26)(a)	2,725	2,794,801

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(a)	$2,505	$2,498,738
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(a)	3,130	2,926,550
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(a)	4,544	4,498,560
5.25%, 05/15/26 (Call 02/15/26)(a)(b)	2,043	2,184,815
Helios Software Holdings Inc./ION Corporate Solutions
Finance Sarl, 4.63%, 05/01/28 (Call 05/01/24)(a)	1,920	1,872,000
MicroStrategy Inc., 6.13%, 06/15/28
(Call 06/15/24)(a)(b)	2,860	2,731,300
Minerva Merger Sub Inc., 6.50%, 02/15/30
(Call 02/15/25)	10,100	10,074,750
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(a)	3,740	3,507,484
3.63%, 09/01/30 (Call 03/01/25)(a)	5,163	5,064,129
3.63%, 11/01/31 (Call 11/01/26)(a)(b)	3,025	2,978,959
3.88%, 02/15/31 (Call 06/01/25)(a)(b)	5,161	5,155,168
4.00%, 11/15/29 (Call 11/15/24)(a)	5,323	5,356,269
Nuance Communications Inc., 5.63%, 12/15/26 (Call 02/28/22)(b)	2,346	2,413,448
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	4,356	4,268,793
3.88%, 12/01/29 (Call 12/01/24)(a)	4,845	4,653,041
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)	5,314	5,191,300
4.13%, 12/01/31 (Call 12/01/26)(a)	3,284	3,169,060
Playtika Holding Corp., 4.25%, 03/15/29
(Call 03/15/24)(a)	3,170	3,031,312
PTC Inc.
3.63%, 02/15/25 (Call 02/28/22)(a)	2,534	2,543,503
4.00%, 02/15/28 (Call 02/15/23)(a)	2,248	2,228,071
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)(b)	3,270	3,051,597
5.38%, 12/01/28 (Call 12/01/23)(a)(b)	2,980	2,778,850
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)(b)	5,385	5,209,987
Rocket Software Inc., 6.50%, 02/15/29
(Call 02/15/24)(a)(b)	3,416	3,237,616
Skillz Inc., 10.25%, 12/15/26 (Call 12/15/23)(a)(b)	1,650	1,624,343
SS&C Technologies Inc., 5.50%, 09/30/27
(Call 03/30/22)(a)	10,637	10,985,043
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(b)	2,493	2,391,809
3.88%, 03/15/31 (Call 03/15/26)(b)	2,815	2,695,363
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 02/28/22)(a)	9,644	9,836,880
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)(b)	3,778	3,699,606
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.,
3.88%, 02/01/29 (Call 02/01/24)(a)	3,498	3,292,492
		172,389,107
Telecommunications — 7.0%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	6,620	6,041,743
10.50%, 05/15/27 (Call 05/15/22)(a)	7,672	8,141,910
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)(b)	10,585	10,031,299
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)	2,615	2,431,950
5.13%, 07/15/29 (Call 04/15/24)(a)	13,470	12,507,434
5.50%, 01/15/28 (Call 09/15/22)(a)(b)	5,830	5,561,237
8.13%, 02/01/27 (Call 02/08/22)(a)(b)	9,209	9,739,530
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)(b)	5,345	5,465,263
Security	Par (000)	Value

Telecommunications (continued)
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26)(a)(b)(d)	$2,600	$2,564,770
4.88%, 11/23/81 (Call 08/23/31)(a)(b)(d)	2,750	2,726,268
C&W Senior Financing DAC, 6.88%, 09/15/27
(Call 09/15/22)(a)	6,373	6,641,017
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(a)	2,080	2,059,200
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)(b)	6,440	6,169,069
6.00%, 03/01/26 (Call 03/01/22)(a)	7,536	7,632,012
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	4,001	3,730,933
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	5,405	5,288,144
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	4,190	3,731,321
6.00%, 06/15/25 (Call 02/08/22)(a)	6,689	6,515,163
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)(b)	11,452	11,869,769
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	1,920	1,860,384
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	4,350	4,479,195
DKT Finance ApS, 9.38%, 06/17/23 (Call 02/08/22)(a)	1,893	1,902,465
Embarq Corp., 8.00%, 06/01/36	7,666	7,891,227
Embecta Corp., 5.00%, 02/15/30 (Call 02/15/27)(a)	1,085	1,086,356
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)	8,765	8,677,350
5.88%, 10/15/27 (Call 10/15/23)(a)(b)	6,147	6,329,566
5.88%, 11/01/29 (Call 11/01/24)(b)	3,975	3,827,170
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	5,445	5,255,514
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	6,017	6,032,042
Hughes Satellite Systems Corp.
5.25%, 08/01/26	3,576	3,808,440
6.63%, 08/01/26(b)	4,599	4,955,377
Iliad Holding SASU, 7.00%, 10/15/28
(Call 10/15/24)(a)(b)	4,865	4,945,808
Iliad Holding SASU., 6.50%, 10/15/26
(Call 10/15/23)(a)(b)	6,380	6,460,579
Intelsat Jackson Holdings SA
8.00%, 02/15/24 (Call 02/28/22)(a)(g)(h)	4,405	4,465,569
9.50%, 09/30/22(a)(g)(h)	2,509	2,910,440
Intrado Corp., 8.50%, 10/15/25 (Call 02/28/22)(a)(b)	3,659	3,582,271
Koninklijke KPN NV, 7.00%, 03/28/73
(Call 03/28/23)(a)(b)(d)	3,780	3,927,420
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)	4,385	3,990,350
3.75%, 07/15/29 (Call 01/15/24)(a)(b)	4,870	4,443,875
4.25%, 07/01/28 (Call 07/01/23)(a)	6,599	6,295,779
4.63%, 09/15/27 (Call 09/15/22)(a)	5,445	5,418,320
5.25%, 03/15/26 (Call 02/28/22)	3,501	3,563,003
5.38%, 05/01/25 (Call 02/28/22)	3,772	3,825,638
Ligado Networks LLC, 15.50%, 11/01/23,
(15.50% PIK)(a)(c)	16,407	12,223,452
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(a)(b)	5,280	5,134,800
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	6,523	6,258,036
4.50%, 01/15/29 (Call 01/15/24)(a)	5,450	4,994,271
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	6,325	6,367,441
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	5,310	5,034,358
5.63%, 04/01/25 (Call 01/01/25)	2,684	2,772,733
Series G, 6.88%, 01/15/28(b)	2,136	2,285,520
Series P, 7.60%, 09/15/39	2,868	2,868,000
Series U, 7.65%, 03/15/42	2,436	2,447,400

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Series W, 6.75%, 12/01/23	$3,335	$3,535,100
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	5,270	5,630,626
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(a)	4,571	4,478,883
5.13%, 01/15/28 (Call 09/15/22)(a)(b)	1,887	1,913,345
6.25%, 03/25/29 (Call 03/25/24)(a)(b)	3,143	3,299,940
Nokia OYJ
4.38%, 06/12/27(b)	2,867	2,967,345
6.63%, 05/15/39(b)	2,657	3,347,820
Plantronics Inc., 4.75%, 03/01/29 (Call 03/01/24)(a)(b)	2,680	2,432,100
Qwest Corp., 7.25%, 09/15/25	1,060	1,200,418
Sable International Finance Ltd., 5.75%, 09/07/27 (Call 09/07/22)(a)(b)	2,156	2,201,901
Sprint Capital Corp.
6.88%, 11/15/28	13,191	15,690,694
8.75%, 03/15/32	10,583	14,783,922
Sprint Corp.
7.13%, 06/15/24	13,595	14,818,550
7.63%, 02/15/25 (Call 11/15/24)(b)	7,721	8,589,612
7.63%, 03/01/26 (Call 11/01/25)	8,243	9,438,235
7.88%, 09/15/23	22,943	24,778,440
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(a)	3,315	3,162,112
4.13%, 06/15/29 (Call 06/15/24)(a)(b)	2,680	2,610,266
Telecom Italia Capital SA
6.00%, 09/30/34	5,394	5,313,090
6.38%, 11/15/33	5,373	5,515,385
7.20%, 07/18/36	5,392	5,739,622
7.72%, 06/04/38	5,309	5,757,876
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	8,146	8,407,364
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(a)(b)	1,888	1,521,388
5.63%, 12/06/26 (Call 12/06/23)(a)	2,605	2,203,752
6.50%, 10/15/27 (Call 10/15/22)(a)(b)	3,311	2,036,993
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)(b)	5,134	4,947,893
2.25%, 02/15/26 (Call 02/15/23)(a)	3,870	3,729,713
2.63%, 04/15/26 (Call 04/15/23)	6,401	6,272,980
2.63%, 02/15/29 (Call 02/15/24)	5,455	5,116,626
2.88%, 02/15/31 (Call 02/15/26)(b)	5,366	5,044,040
3.38%, 04/15/29 (Call 04/15/24)	6,867	6,747,514
3.38%, 04/15/29 (Call 04/15/24)(a)	5,695	5,595,907
3.50%, 04/15/31 (Call 04/15/26)(b)	6,943	6,773,105
3.50%, 04/15/31 (Call 04/15/26)(a)	5,670	5,531,255
4.75%, 02/01/28 (Call 02/01/23)	7,683	7,942,301
5.38%, 04/15/27 (Call 04/15/22)(b)	2,811	2,887,740
United States Cellular Corp., 6.70%, 12/15/33(b)	3,032	3,362,154
Viasat Inc.
5.63%, 09/15/25 (Call 02/08/22)(a)	3,440	3,387,368
5.63%, 04/15/27 (Call 04/15/22)(a)	2,511	2,555,194
6.50%, 07/15/28 (Call 07/15/23)(a)	2,994	2,964,060
Viavi Solutions Inc., 3.75%, 10/01/29
(Call 10/01/24)(a)(b)	2,040	1,978,800
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	7,405	6,858,511
4.75%, 07/15/31 (Call 07/15/26)(a)	7,375	7,048,140
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(d)	2,825	2,690,813
4.13%, 06/04/81 (Call 03/04/31)(d)	5,525	5,262,673
5.13%, 06/04/81 (Call 12/04/50)(b)(d)	5,156	5,055,613
Security	Par/ Shares (000)	Value

Telecommunications (continued)
7.00%, 04/04/79 (Call 01/04/29)(d)	$10,588	$12,169,393
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)(b)	7,750	7,815,487
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 02/28/22)(a)	7,768	7,334,623
6.13%, 03/01/28 (Call 03/01/23)(a)(b)	6,043	5,700,966
		575,315,829
Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/25 (Call 02/28/22)(a)(b)	3,153	2,837,700

Toys, Games & Hobbies — 0.2%
Mattel Inc.
3.15%, 03/15/23 (Call 12/15/22)	1,090	1,095,450
3.38%, 04/01/26 (Call 04/01/23)(a)	3,070	3,056,953
3.75%, 04/01/29 (Call 04/01/24)(a)	3,310	3,268,625
5.45%, 11/01/41 (Call 05/01/41)(b)	1,587	1,777,440
5.88%, 12/15/27 (Call 12/15/22)(a)	3,436	3,650,750
6.20%, 10/01/40(b)	1,257	1,548,052
		14,397,270
Transportation — 0.3%
Altera Infrastructure LP/Teekay Offshore Finance Corp.,
8.50%, 07/15/23 (Call 02/14/22)(a)	3,582	1,898,460
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(a)(b)	3,646	3,670,209
Carriage Purchaser Inc., 7.88%, 10/15/29 (Call 10/15/24)(a)	1,775	1,732,906
Danaos Corp., 8.50%, 03/01/28 (Call 03/01/24)(a)	775	844,750
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(a)(b)	4,055	3,842,113
Watco Companies LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(a)(b)	3,361	3,478,635
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 05/15/25)(a)(b)	2,116	2,340,719
XPO CNW Inc., 6.70%, 05/01/34	1,608	1,817,040
XPO Logistics Inc., 6.25%, 05/01/25 (Call 05/01/22)(a)	6,342	6,564,414
		26,189,246
Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)(d)	2,513	2,690,091
Fly Leasing Ltd., 7.00%, 10/15/24 (Call 02/28/22)(a)	2,360	2,274,450
Fortress Transportation and Infrastructure
Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)	5,384	5,210,366
6.50%, 10/01/25 (Call 02/28/22)(a)	4,147	4,259,923
9.75%, 08/01/27 (Call 08/01/23)(a)	2,267	2,482,365
		16,917,195
Water — 0.0%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/23)(a)	2,515	2,597,064

Total Corporate Bonds & Notes — 98.2%
(Cost: $8,178,150,508)		8,029,856,034

Common Stocks

Advertising — 0.0%
Affinion Group Inc.(f)	4	—

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Energy Equipment & Services — 0.0%
Patterson-UTI Energy Inc.	1	$7,669

Health Care Technology — 0.0%
Quincy Health LLC(f)	12	122,580

Total Common Stocks — 0.0%
(Cost $1,371,787)		130,249

Short-Term Investments

Money Market Funds — 14.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(i)(j)(k)	1,164,347	1,164,696,363
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(i)(j)	48,730	48,730,000
		1,213,426,363
Total Short-Term Investments — 14.8%
(Cost: $1,213,454,122)		1,213,426,363

Total Investments in Securities — 113.0%
(Cost: $9,392,976,417)		9,243,412,646

Other Assets, Less Liabilities — (13.0)%		(1,061,082,985)

Net Assets — 100.0%		$8,182,329,661

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)	Perpetual security with no stated maturity date.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Issuer filed for bankruptcy and/or is in default.

(h)	Non-income producing security.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu-tional, SL Agency Shares	$1,178,596,220	$—		$(13,675,442	)(a)	$(72,827)	$(151,588)	$1,164,696,363	1,164,347	$1,034,724	(b)	$—
BlackRock Cash Funds: Trea-sury, SL Agency Shares	44,140,000	4,590,000	(a)	—		—	—	48,730,000	48,730	722		—
						$(72,827)	$(151,588)	$1,213,426,363		$1,035,446		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2022

Fair Value Measurements (continued)

companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$8,029,856,034	$—	$8,029,856,034
Common Stocks	7,669	—	122,580	130,249
Money Market Funds	1,213,426,363	—	—	1,213,426,363
	$1,213,434,032	$8,029,856,034	$122,580	$9,243,412,646

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
REIT	Real Estate Investment Trust